UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Investment Grade Bond Fund

Quarterly portfolio holdings 8/31/2014

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 45.2%				$111,760,466
(Cost $111,018,986)

U.S. Government 19.5%				48,155,902

U.S. Treasury
Bond	3.125	11/15/41	$1,150,000	1,168,508
Bond	3.125	02/15/42	3,985,000	4,043,532
Bond	3.375	05/15/44	7,990,000	8,459,413
Note	0.875	06/15/17	8,440,000	8,440,000
Note	0.875	07/15/17	5,735,000	5,728,279
Note	1.250	10/31/18	920,000	912,813
Note	1.250	11/30/18	2,650,000	2,626,192
Note	1.375	09/30/18	2,780,000	2,775,658
Note	1.625	04/30/19	1,845,000	1,848,603
Note	1.875	06/30/20	5,030,000	5,042,967
Note	2.375	08/15/24	7,090,000	7,109,937

U.S. Government Agency 25.7%				63,604,564

Federal Farm Credit Banks
Bond	2.350	03/14/22	525,000	516,002
Bond	2.500	06/20/22	360,000	356,406
Note	1.740	03/11/20	1,470,000	1,442,223
Federal Home Loan Bank
Bond	2.900	09/05/25	166,667	162,717
Bond	3.170	10/04/27	170,000	164,214
Bond	3.250	06/21/27	227,273	225,055
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.500	02/01/26	157,268	166,030
30 Yr Pass Thru (P)	2.558	06/01/44	448,098	460,334
30 Yr Pass Thru (P)	2.694	05/01/44	450,607	464,783
30 Yr Pass Thru	3.000	03/01/43	867,226	869,970
30 Yr Pass Thru	3.000	04/01/43	1,203,293	1,204,468
30 Yr Pass Thru (P)	3.036	03/01/44	176,800	183,337
30 Yr Pass Thru	4.000	11/01/43	509,566	540,462
30 Yr Pass Thru	4.000	02/01/44	282,376	299,541
30 Yr Pass Thru	5.000	03/01/41	1,261,178	1,399,079
30 Yr Pass Thru	5.000	04/01/41	580,929	640,638
30 Yr Pass Thru	5.500	07/01/37	34,900	38,844
30 Yr Pass Thru	5.500	06/01/38	1,575,545	1,750,640
30 Yr Pass Thru	6.500	04/01/39	523,685	587,204
30 Yr Pass Thru	6.500	09/01/39	291,301	326,623
Federal National Mortgage Association
15 Yr Pass Thru	2.500	03/27/23	1,180,000	1,145,898
15 Yr Pass Thru	3.000	07/01/27	669,876	696,148
15 Yr Pass Thru	3.500	02/01/26	151,788	160,488
15 Yr Pass Thru	3.500	03/01/26	935,377	988,987
15 Yr Pass Thru	3.500	07/01/26	1,931,967	2,044,508
15 Yr Pass Thru	4.000	12/01/24	1,330,474	1,425,688
30 Yr Pass Thru (P)	2.531	06/01/44	792,119	813,991
30 Yr Pass Thru (P)	2.549	04/01/44	768,169	790,177
30 Yr Pass Thru (P)	2.910	03/01/44	155,576	161,000
30 Yr Pass Thru (P)	2.915	01/01/44	328,512	339,835
30 Yr Pass Thru	3.000	10/29/27	585,000	556,586
30 Yr Pass Thru	3.000	12/01/42	2,276,803	2,281,517
30 Yr Pass Thru	3.400	09/27/32	580,000	561,519
30 Yr Pass Thru	3.500	06/01/42	4,130,001	4,270,660

1

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	3.500	01/01/43	$1,065,889	1,098,027
30 Yr Pass Thru	3.500	04/01/43	820,534	845,787
30 Yr Pass Thru	4.000	09/01/41	5,547,633	5,919,319
30 Yr Pass Thru	4.000	10/01/41	84,960	90,400
30 Yr Pass Thru	4.000	01/01/42	804,473	855,984
30 Yr Pass Thru	4.000	09/01/43	3,467,135	3,707,015
30 Yr Pass Thru	4.000	01/01/44	788,708	841,798
30 Yr Pass Thru	4.500	08/01/40	3,650,661	3,948,378
30 Yr Pass Thru	4.500	12/01/40	903,952	978,659
30 Yr Pass Thru	4.500	05/01/41	1,343,570	1,453,350
30 Yr Pass Thru	4.500	06/01/41	1,988,390	2,165,459
30 Yr Pass Thru	4.500	07/01/41	1,039,606	1,132,184
30 Yr Pass Thru	4.500	11/01/41	366,434	396,375
30 Yr Pass Thru	5.000	04/01/24	218,305	242,099
30 Yr Pass Thru	5.000	09/01/40	1,815,162	2,008,178
30 Yr Pass Thru	5.000	02/01/41	963,330	1,071,185
30 Yr Pass Thru	5.000	03/01/41	2,163,533	2,409,143
30 Yr Pass Thru	5.000	04/01/41	386,246	431,361
30 Yr Pass Thru	5.000	05/01/41	2,055,719	2,270,139
30 Yr Pass Thru	5.500	09/01/34	763,628	855,502
30 Yr Pass Thru	5.500	02/01/36	254,592	284,587
30 Yr Pass Thru	5.500	06/01/38	993,229	1,108,071
30 Yr Pass Thru	6.000	06/01/40	189,637	213,835
30 Yr Pass Thru	6.500	09/01/37	115,018	129,556
30 Yr Pass Thru	6.500	01/01/39	765,628	867,646
30 Yr Pass Thru	6.500	06/01/39	216,278	244,955

Corporate Bonds 33.8%				$83,367,918

(Cost $79,048,802)

Consumer Discretionary 3.1%				7,628,540

Auto Components 0.5%
BorgWarner, Inc.	4.625	09/15/20	251,000	271,571
Delphi Corp.	5.000	02/15/23	795,000	853,631

Automobiles 1.1%
Ford Motor Company	4.750	01/15/43	120,000	125,725
Ford Motor Credit Company LLC	5.875	08/02/21	1,596,000	1,875,738
Ford Motor Credit Company LLC	8.000	12/15/16	345,000	395,455
Nissan Motor Acceptance Corp. (S)	1.950	09/12/17	395,000	399,144

Hotels, Restaurants & Leisure 0.3%
Brinker International, Inc.	2.600	05/15/18	290,000	291,286
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	315,000	341,775

Internet & Catalog Retail 0.3%
QVC, Inc.	4.375	03/15/23	270,000	272,142
QVC, Inc.	5.125	07/02/22	210,000	225,471
QVC, Inc. (S)	5.450	08/15/34	270,000	272,523

Media 0.6%
21st Century Fox America, Inc.	6.150	03/01/37	110,000	133,530
21st Century Fox America, Inc.	6.400	12/15/35	110,000	140,155
Myriad International Holdings BV (S)	6.000	07/18/20	200,000	219,040
Sirius XM Radio, Inc. (S)	5.250	08/15/22	685,000	729,525
Time Warner Cable, Inc.	8.250	04/01/19	290,000	364,829

2

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

Consumer Discretionary (continued)

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36	$359,000	397,724

Specialty Retail 0.1%
Bed Bath & Beyond, Inc.	3.749	08/01/24	155,000	157,971
Bed Bath & Beyond, Inc.	5.165	08/01/44	155,000	161,305

Consumer Staples 0.9%				2,260,379

Beverages 0.1%
Pernod-Ricard SA (S)	5.750	04/07/21	285,000	329,465

Food & Staples Retailing 0.5%
Safeway, Inc.	4.750	12/01/21	105,000	106,256
Safeway, Inc.	5.000	08/15/19	730,000	753,088
Wm Wrigley Jr. Company (S)	1.400	10/21/16	260,000	261,773

Food Products 0.3%
Bunge, Ltd. Finance Corp.	8.500	06/15/19	455,000	569,720
Tyson Foods, Inc.	3.950	08/15/24	235,000	240,077

Energy 3.7%				9,165,286

Energy Equipment & Services 0.2%
CenterPoint Energy Resources Corp.	6.125	11/01/17	266,000	303,690
Rowan Companies, Inc.	4.875	06/01/22	285,000	305,902

Oil, Gas & Consumable Fuels 3.5%
Anadarko Petroleum Corp.	8.700	03/15/19	400,000	510,072
Boardwalk Pipelines LP	5.500	02/01/17	170,000	184,325
CNOOC Finance 2013, Ltd.	3.000	05/09/23	345,000	328,170
Continental Resources, Inc.	5.000	09/15/22	645,000	695,794
DCP Midstream LLC (S)	9.750	03/15/19	375,000	485,292
DCP Midstream Operating LP	2.500	12/01/17	340,000	348,386
DCP Midstream Operating LP	3.875	03/15/23	185,000	189,279
Ecopetrol SA	5.875	09/18/23	150,000	171,750
Energy Transfer Partners LP	5.200	02/01/22	175,000	193,078
Energy Transfer Partners LP	9.700	03/15/19	340,000	440,456
Enterprise Products Operating LLC	6.500	01/31/19	895,000	1,059,311
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3
month LIBOR + 3.708%)	8.375	08/01/66	375,000	418,828
Kerr-McGee Corp.	6.950	07/01/24	285,000	364,685
Kinder Morgan Energy Partners LP	7.750	03/15/32	115,000	148,824
Lukoil International Finance BV (S)	3.416	04/24/18	590,000	557,668
Northwest Pipeline LLC	6.050	06/15/18	570,000	649,272
ONEOK Partners LP	3.200	09/15/18	280,000	292,138
Petrobras International Finance Company	5.375	01/27/21	220,000	231,946
Petroleos Mexicanos	4.875	01/24/22	225,000	244,463
Plains Exploration & Production Company	6.750	02/01/22	361,000	409,735
Plains Exploration & Production Company	6.875	02/15/23	123,000	142,834
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%)	6.350	05/15/67	470,000	489,388

Financials 17.5%				43,139,403

Banks 6.4%
Bank of America Corp.	3.300	01/11/23	225,000	223,158
Bank of America Corp.	5.000	05/13/21	560,000	626,232
Bank of America Corp.	6.875	04/25/18	510,000	594,672
Barclays Bank PLC (S)	6.050	12/04/17	600,000	674,644

3

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Barclays Bank PLC (S)	10.179	06/12/21	$450,000	619,891
BPCE SA	1.625	02/10/17	645,000	649,307
BPCE SA (S)	5.700	10/22/23	500,000	553,655
Citigroup, Inc.	3.750	06/16/24	310,000	316,540
Citigroup, Inc.	3.875	10/25/23	145,000	150,333
Citigroup, Inc.	6.125	08/25/36	470,000	552,433
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S.
Swap Rate + 6.283%) (S)	8.125	09/19/33	210,000	239,925
Fifth Third Bank	2.375	04/25/19	815,000	822,272
HBOS PLC (S)	6.000	11/01/33	160,000	184,082
HBOS PLC (S)	6.750	05/21/18	640,000	733,338
ICICI Bank, Ltd. (S)	4.700	02/21/18	320,000	338,174
ICICI Bank, Ltd. (S)	5.750	11/16/20	305,000	337,679
JPMorgan Chase & Company	4.625	05/10/21	745,000	823,833
JPMorgan Chase & Company (6.750% to 2-1-24, then 3
month LIBOR + 3.780%) (Q)	6.750	02/01/24	640,000	687,200
Manufacturers & Traders Trust Company (5.585% to 12-28-
15, then 1 month LIBOR + 1.215%)	5.585	12/28/20	185,000	192,651
Manufacturers & Traders Trust Company (5.629% to 12-1-
16, then 3 month LIBOR + 6.400%)	5.629	12/01/21	120,000	124,800
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03/27/24	345,000	364,736
MUFG Union Bank NA	2.625	09/26/18	650,000	667,388
Rabobank Nederland NV	3.875	02/08/22	745,000	797,169
Royal Bank of Scotland Group PLC	6.400	10/21/19	550,000	646,774
Santander Holdings USA, Inc.	3.450	08/27/18	285,000	299,137
Sumitomo Mitsui Banking Corp.	2.450	01/10/19	480,000	487,178
SunTrust Banks, Inc.	3.500	01/20/17	245,000	257,966
SunTrust Banks, Inc.	7.250	03/15/18	280,000	328,056
Swedbank AB (S)	2.125	09/29/17	370,000	376,380
The PNC Financial Services Group, Inc. (L)(P)(Q)	4.454	10/31/14	195,000	195,146
The PNC Financial Services Group, Inc. (4.850% to 6-1-23,
then 3 month LIBOR + 3.040%) (L)(Q)	4.850	06/01/23	270,000	258,863
Wells Fargo & Company (5.900% to 6-15-24, then 3 month
LIBOR + 3.110%) (Q)	5.900	06/15/24	530,000	555,175
Wells Fargo & Company, Series K (7.980% to 3-15-18, then
3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	635,000	717,550
Wells Fargo Bank NA	5.850	02/01/37	235,000	296,826

Capital Markets 2.8%
Fifth Street Finance Corp.	4.875	03/01/19	335,000	349,836
FS Investment Corp.	4.000	07/15/19	305,000	307,900
Jefferies Group LLC	6.875	04/15/21	715,000	844,773
Jefferies Group LLC	8.500	07/15/19	205,000	255,891
Macquarie Group, Ltd. (S)	6.000	01/14/20	225,000	255,175
Morgan Stanley	4.100	05/22/23	505,000	514,509
Morgan Stanley	5.500	01/26/20	395,000	449,101
Morgan Stanley	5.550	04/27/17	230,000	253,803
Morgan Stanley	5.750	01/25/21	675,000	783,784
Morgan Stanley	7.300	05/13/19	785,000	949,901
Stifel Financial Corp.	4.250	07/18/24	265,000	269,632
The Goldman Sachs Group, Inc.	5.250	07/27/21	965,000	1,087,613
The Goldman Sachs Group, Inc.	5.750	01/24/22	80,000	92,852
The Goldman Sachs Group, Inc.	6.250	09/01/17	480,000	543,003

Consumer Finance 0.7%
Capital One Bank USA NA	1.300	06/05/17	260,000	259,689
Capital One Financial Corp.	4.750	07/15/21	275,000	304,293

4

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Discover Bank	7.000	04/15/20	$155,000	185,716
Discover Bank	8.700	11/18/19	417,000	525,153
Discover Financial Services	5.200	04/27/22	375,000	416,685

Diversified Financial Services 3.0%
Bank of America Corp.	4.200	08/26/24	240,000	243,657
BNP Paribas SA	2.375	09/14/17	635,000	648,840
Citigroup, Inc.	4.500	01/14/22	465,000	508,079
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23	296,665	314,465
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	6.125	11/30/19	232,069	246,574
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass
Through (S)	5.125	11/30/22	181,348	192,532
General Electric Capital Corp. (P)	0.714	08/15/36	360,000	309,428
General Electric Capital Corp.	4.375	09/16/20	220,000	241,951
General Electric Capital Corp.	5.550	05/04/20	605,000	702,482
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)	7.125	06/15/22	500,000	589,375
ING Bank NV (S)	5.800	09/25/23	205,000	232,752
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	390,000	431,438
Leucadia National Corp.	5.500	10/18/23	505,000	536,084
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month
LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	904,000	1,197,800
Synchrony Financial	4.250	08/15/24	315,000	322,476
The Bear Stearns Companies LLC	7.250	02/01/18	435,000	512,315
USB Realty Corp. (P)(Q)(S)	1.381	01/15/17	300,000	276,000
Insurance 1.9%
American International Group, Inc.	4.125	02/15/24	225,000	239,148
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58	37,000	50,968
Assured Guaranty US Holdings, Inc. (L)	5.000	07/01/24	390,000	405,689
AXA SA	8.600	12/15/30	280,000	378,526
AXA SA (6.379% to 12-14-36, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	185,000	200,725
CNA Financial Corp.	7.250	11/15/23	420,000	527,355
Lincoln National Corp. (6.050% to 4-20-17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	320,000	328,400
MetLife, Inc.	6.400	12/15/36	270,000	304,425
Nippon Life Insurance Company (5.000% to 10-18-22, then 3
month LIBOR + 4.240%) (S)	5.000	10/18/42	255,000	271,575
Pacific LifeCorp. (S)	6.000	02/10/20	210,000	241,101
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month
LIBOR + 3.040%)	5.200	03/15/44	90,000	91,125
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month
LIBOR + 4.175%)	5.875	09/15/42	505,000	541,310
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	380,000	512,447
The Hartford Financial Services Group, Inc.	5.375	03/15/17	360,000	395,332
Unum Group	5.625	09/15/20	145,000	166,083

Real Estate Investment Trusts 2.7%
American Tower Corp.	3.400	02/15/19	185,000	191,623
American Tower Corp.	4.700	03/15/22	320,000	343,186
ARC Properties Operating Partnership LP (S)	2.000	02/06/17	545,000	545,783
ARC Properties Operating Partnership LP (S)	4.600	02/06/24	485,000	499,374
BioMed Realty LP	2.625	05/01/19	320,000	320,092
BioMed Realty LP	6.125	04/15/20	80,000	92,498
Crown Castle Towers LLC (S)	4.883	08/15/20	610,000	679,015

5

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Crown Castle Towers LLC (S)	6.113	01/15/20	$420,000	491,185
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	510,000	596,440
HCP, Inc.	5.375	02/01/21	200,000	226,975
Health Care REIT, Inc.	4.125	04/01/19	340,000	366,524
Health Care REIT, Inc.	4.950	01/15/21	155,000	172,549
Highwoods Realty LP	5.850	03/15/17	570,000	629,646
Host Hotels & Resorts LP	5.250	03/15/22	80,000	88,969
Host Hotels & Resorts LP	5.875	06/15/19	371,000	394,510
Omega Healthcare Investors, Inc. (S)	4.950	04/01/24	270,000	278,907
Ventas Realty LP	4.000	04/30/19	275,000	294,800
Ventas Realty LP	4.750	06/01/21	385,000	424,398

Health Care 1.3%				3,099,107

Health Care Providers & Services 0.9%
Aetna, Inc.	1.500	11/15/17	711,000	713,284
Express Scripts Holding Company	2.650	02/15/17	355,000	367,079
Medco Health Solutions, Inc.	7.125	03/15/18	290,000	341,263
Quest Diagnostics, Inc.	2.700	04/01/19	335,000	338,118
Quest Diagnostics, Inc.	4.250	04/01/24	285,000	293,567

Pharmaceuticals 0.4%
Mylan, Inc.	1.350	11/29/16	530,000	530,634
Mylan, Inc. (S)	7.875	07/15/20	470,000	515,162

Industrials 3.0%				7,394,774

Aerospace & Defense 0.6%
Embraer Overseas, Ltd. (S)	5.696	09/16/23	380,000	408,500
L-3 Communications Corp.	3.950	05/28/24	330,000	330,432
Textron, Inc.	5.600	12/01/17	340,000	379,893
Textron, Inc.	7.250	10/01/19	215,000	258,799

Airlines 1.5%
American Airlines 2013-2 Class A Pass Through Trust	4.950	01/15/23	283,190	305,138
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625	06/20/24	530,855	562,706
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06/20/20	214,059	228,911
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	208,374	222,960
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	56,351	60,013
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	113,146	125,875
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	324,458	361,771
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	465,490	546,393
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	106,303	119,059
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	194,880	213,393
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	221,333	253,980
UAL 2009-2A Pass Through Trust	9.750	01/15/17	156,494	177,229
United Airlines 2014-2 Class A Pass Through Trust	3.750	09/03/26	370,000	370,925
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	125,158	141,429

Industrial Conglomerates 0.1%
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	200,000	220,500
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	120,000	123,300

Road & Rail 0.4%
Penske Truck Leasing Company LP (S)	2.875	07/17/18	345,000	355,229
Ryder System, Inc.	3.500	06/01/17	500,000	526,851

Trading Companies & Distributors 0.4%
Air Lease Corp.	3.375	01/15/19	340,000	345,100
Air Lease Corp.	3.875	04/01/21	165,000	166,650

6

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Air Lease Corp.	4.750	03/01/20	$170,000	181,050
Air Lease Corp.	5.625	04/01/17	145,000	156,238
International Lease Finance Corp. (S)	7.125	09/01/18	220,000	252,450

Information Technology 0.1%				320,439

Office Electronics 0.1%
Xerox Corp.	5.625	12/15/19	280,000	320,439

Materials 1.1%				2,723,406

Chemicals 0.5%
Braskem Finance, Ltd. (S)	7.000	05/07/20	455,000	513,013
CF Industries, Inc.	7.125	05/01/20	185,000	225,744
Incitec Pivot Finance LLC (S)	6.000	12/10/19	215,000	243,694
Methanex Corp.	5.250	03/01/22	235,000	261,684

Metals & Mining 0.5%
Gerdau Trade, Inc. (S)	4.750	04/15/23	200,000	198,250
Glencore Finance Canada, Ltd. (S)	3.600	01/15/17	540,000	565,922
Glencore Finance Canada, Ltd. (S)	4.250	10/25/22	170,000	175,993
MMC Norilsk Nickel OJSC (S)	5.550	10/28/20	210,000	207,375

Trading Companies & Distributors 0.1%
Glencore Funding LLC (S)	4.125	05/30/23	325,000	331,731

Telecommunication Services 1.7%				4,206,519

Diversified Telecommunication Services 1.3%
BellSouth Telecommunications, Inc.	6.300	12/15/15	93,125	93,946
GTP Acquisition Partners I LLC (S)	2.364	05/15/18	460,000	455,649
Qwest Corp.	6.750	12/01/21	595,000	692,352
Telecom Italia Capital SA	6.999	06/04/18	285,000	322,763
Telecom Italia Capital SA	7.200	07/18/36	220,000	244,200
Telefonica Emisiones SAU	6.421	06/20/16	575,000	628,931
Verizon Communications, Inc.	3.450	03/15/21	345,000	357,838
Verizon Communications, Inc. (S)	5.012	08/21/54	204,000	213,078
Verizon Communications, Inc.	6.550	09/15/43	204,000	262,989

Wireless Telecommunication Services 0.4%
SBA Tower Trust (S)	2.933	12/15/17	320,000	325,939
SBA Tower Trust (S)	3.598	04/15/18	310,000	311,334
SBA Tower Trust (S)	5.101	04/17/17	280,000	297,500

Utilities 1.4%				3,430,065

Electric Utilities 0.8%
Beaver Valley II Funding Corp.	9.000	06/01/17	71,000	75,255
Commonwealth Edison Company	2.150	01/15/19	245,000	247,188
Electricite de France SA (5.250% to 1-29-23, then 10 Year
Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23	395,000	407,838
FPL Energy National Wind LLC (S)	5.608	03/10/24	49,853	49,597
NextEra Energy Capital Holdings, Inc.	2.400	09/15/19	240,000	241,439
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17,
then 3 month LIBOR + 2.125%)	6.650	06/15/67	145,000	148,263
Oncor Electric Delivery Company LLC	5.000	09/30/17	300,000	331,464
PNPP II Funding Corp.	9.120	05/30/16	40,000	41,331
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	260,000	282,750
W3A Funding Corp.	8.090	01/02/17	131,249	131,249

7

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

Utilities (continued)

Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Group, Inc.	5.150	12/01/20	$265,000	297,147

Multi-Utilities 0.5%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%)	6.110	12/01/66	555,000	568,875
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%)	6.250	05/15/67	585,000	607,669

Collateralized Mortgage Obligations 10.7%				$26,514,069

(Cost $25,208,996)

Commercial & Residential 8.4%				20,697,581

Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (P)	0.735	08/25/35	208,068	196,847
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	470,000	535,850
Banc of America Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.755	09/15/26	265,000	266,190
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.855	01/25/35	631,393	612,738
Series 2005-7, Class 11A1 (P)	0.695	08/25/35	588,261	553,523
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10/25/34	278,516	285,940
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.399	07/15/44	265,000	273,571
Commercial Mortgage Pass Through Certificates
Series 2006-GG7, Class AM (P)	6.014	07/10/38	530,000	569,280
Series 2010-C1, Class D (P) (S)	6.079	07/10/46	380,000	415,554
Series 2012-CR2, Class XA IO	2.081	08/15/45	2,774,806	289,296
Series 2012-LC4, Class B (P)	4.934	12/10/44	290,000	317,634
Series 2012-LC4, Class C (P)	5.823	12/10/44	555,000	622,348
Series 2013-300P, Class D (P) (S)	4.540	08/10/30	510,000	516,031
Series 2013-CR11, Class B (P)	5.332	10/10/46	780,000	866,234
Series 2013-CR13, Class C (P)	4.915	12/10/23	335,000	350,078
Series 2013-LC13, Class B (P) (S)	5.009	08/10/46	410,000	445,731
Series 2014-CR15, Class XA IO	1.511	02/10/47	4,593,894	341,496
Series 2014-CR16, Class C (P)	5.070	04/10/47	435,000	453,763
Series 2014-FL4, Class D (P) (S)	2.600	07/13/31	520,000	519,458
Series 2014-TWC, Class D (P) (S)	2.406	02/13/32	345,000	343,741
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.296	12/05/31	435,000	436,184
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.434	08/19/45	1,376,698	73,603
Series 2005-2, Class X IO	2.197	05/19/35	5,663,698	355,847
Series 2005-8, Class 1X IO	2.112	09/19/35	1,365,945	71,246
HILT Mortgage Trust
Series 2014-ORL, Class D (P) (S)	2.159	07/15/29	490,000	490,000
Hilton USA Trust
Series 2013-HLT, Class DFX (S)	4.407	11/05/30	295,000	302,022
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.046	10/25/36	3,780,468	298,847
Series 2005-AR18, Class 2X IO	1.690	10/25/36	4,758,555	164,817
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C (P)	4.835	04/15/47	520,000	533,438

8

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-HSBC,Class XA IO (S)	1.582	07/05/32	$2,845,000	277,772
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class AM (P)	6.217	02/15/51	765,000	847,358
Series 2007-LDPX, Class AM (P)	5.464	01/15/49	825,000	869,184
Series 2013-JWRZ, Class D (P) (S)	3.145	04/15/30	385,000	386,188
Series 2014-FBLU, Class C (P) (S)	2.155	12/15/28	780,000	781,722
Series 2014-FBLU, Class D (P) (S)	2.755	12/15/28	560,000	561,772
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.326	02/15/46	297,000	298,124
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.485	05/25/35	375,467	350,536
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	810,000	817,271
Opteum Mortgage Acceptance Corp.
Series 2005-3, Class APT (P)	0.445	07/25/35	454,544	445,793
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	220,000	220,006
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.636	03/25/44	367,980	364,122
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	320,000	346,224
Series 2012-C1, Class C (P) (S)	5.719	05/10/45	215,000	236,838
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.929	05/10/63	3,815,473	320,439
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	4.079	12/13/29	477,000	483,261
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03/18/28	760,000	734,497
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.388	11/15/45	4,193,105	492,568
Series 2013-C15, Class B (P)	4.634	08/15/46	130,000	137,552
Series 2013-C16, Class B (P)	5.150	09/15/46	205,000	225,047

U.S. Government Agency 2.3%				5,816,488

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	2,538,939	316,949
Series 290, Class IO	3.500	11/15/32	2,740,031	492,739
Series 3794, Class PI IO	4.500	02/15/38	363,499	40,063
Series 3830, Class NI IO	4.500	01/15/36	2,128,933	214,520
Series 3833, Class LI IO	1.825	10/15/40	1,883,696	140,213
Series 4030, Class BI IO	5.000	01/15/42	441,434	96,678
Series 4136, Class IH IO	3.500	09/15/27	2,030,893	268,426
Series K017, Class X1 IO	1.586	12/25/21	2,445,538	202,410
Series K018, Class X1 IO	1.593	01/25/22	2,833,215	236,820
Series K021, Class X1 IO	1.642	06/25/22	669,584	62,797
Series K022, Class X1 IO	1.427	07/25/22	5,253,562	425,922
Series K707, Class X1 IO	1.688	12/25/18	1,936,166	112,212
Series K709, Class X1 IO	1.670	03/25/19	2,603,312	156,904
Series K710, Class X1 IO	1.911	05/25/19	2,002,584	142,512
Series K711, Class X1 IO	1.830	07/25/19	7,102,449	494,196
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	322,781	53,660
Series 2009-78, Class IB IO	5.000	06/25/39	415,420	61,236
Series 2010-3, Class LI IO	5.000	02/25/25	1,743,181	125,466
Series 2010-68, Class CI IO	5.000	11/25/38	446,841	66,577

9

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Series 2012-118, Class IB IO	3.500	11/25/42	$1,130,798	243,362
Series 2012-137, Class QI IO	3.000	12/25/27	2,293,103	319,320
Series 2012-137, Class WI IO	3.500	12/25/32	1,655,586	302,307
Series 402, Class 3 IO	4.000	11/25/39	255,320	49,917
Series 402, Class 4 IO	4.000	10/25/39	396,886	72,161
Series 402, Class 7 IO	4.500	11/25/39	389,032	77,891
Series 407, Class 15 IO	5.000	01/25/40	405,510	83,653
Series 407, Class 21 IO	5.000	01/25/39	197,516	30,766
Series 407, Class 7 IO	5.000	03/25/41	342,405	74,780
Series 407, Class 8 IO	5.000	03/25/41	170,632	36,445
Series 407, Class C6 IO	5.500	01/25/40	848,304	188,981
Government National Mortgage Association
Series 2012-114, Class IO	1.038	01/16/53	1,595,880	139,145
Series 2013-42, Class IO	3.500	03/20/43	818,847	120,044
Series 2013-42, Class YI IO	3.500	03/20/43	2,521,888	367,416

Term Loans (M) 0.1%				$133,313

(Cost $134,325)

Energy 0.1%				133,313

Energy Equipment & Services 0.1%
Paragon Offshore Finance Company (T)	TBD	06/19/21	135,000	133,313

Asset Backed Securities 5.9%				$14,505,410

(Cost $14,247,671)

Asset Backed Securities 5.9%				14,505,410

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.875	09/25/34	206,502	202,438
Ally Master Owner Trust
Series 2012-4, Class A	1.720	07/15/19	195,000	196,230
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.625	05/25/35	405,000	381,885
Applebee's/IHOP Funding LLC
Series 2014-1, Class A2 (S)	4.277	09/05/44	860,000	860,518
Argent Securities, Inc.
Series 2004-W6, Class M1 (P)	0.980	05/25/34	221,136	215,154
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.395	07/25/36	517,189	482,582
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160	06/17/19	560,000	559,876
Chase Issuance Trust
Series 2014-A6, Class A	1.260	07/15/19	466,000	465,606
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650	09/20/19	315,000	354,881
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	726,125	741,894
Credit Suisse Mortgage Trust
Series 2006-CF2, Class M1 (P) (S)	0.625	05/25/36	580,000	559,229
Series 2014-ICE, Class D (P) (S)	2.500	04/15/27	365,000	366,090
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.815	04/25/36	279,267	276,034
Series 2005-CB4, Class M1 (P)	0.575	07/25/35	200,000	192,188
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	283,111	300,482

10

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.845	11/25/35	$485,000	472,974
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410	11/15/25	380,000	381,569
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09/15/19	380,000	379,732
Series 2014-4, Class A1	1.400	08/15/19	830,000	828,074
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.920	06/25/35	145,584	145,963
GSAA Trust
Series 2005-10, Class M3 (P)	0.705	06/25/35	605,000	574,051
Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.625	12/25/35	265,000	264,226
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310	10/15/20	450,000	449,638
John Deere Owner Trust
Series 2014-B, Class A4	1.500	06/15/21	490,000	489,541
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.905	09/25/35	152,899	143,897
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.830	03/25/35	625,000	590,258
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4 (P)	4.934	08/25/35	420,000	408,104
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (S)	2.050	06/20/31	530,497	529,320
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	313,284	331,756
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.595	11/25/35	315,000	294,480
TAL Advantage V LLC
Series 2014-1A, Class A (Q) (S)	3.510	02/22/39	261,250	265,394
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2 (S)	1.400	07/22/19	335,000	334,567
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500	01/20/25	706,309	717,566
Series 2012-3A, Class A (S)	2.500	03/20/25	199,291	200,349
Series 2012-3A, Class B (S)	4.500	03/20/25	386,576	392,979
Series 2013-1A, Class B (S)	3.750	08/20/25	154,408	155,885

Capital Preferred Securities 0.9%				$2,356,445

(Cost $2,126,699)

Financials 0.9%				2,356,445

Banks 0.1%
Allfirst Preferred Capital Trust (P)	1.734	07/15/29	205,000	186,550
The PNC Financial Services Group, Inc. (6.750% to 8-1-21,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	135,000	151,538

Capital Markets 0.2%
State Street Capital Trust IV (P)	1.231	06/15/37	695,000	600,306

Insurance 0.6%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/37	95,000	121,363
MetLife Capital Trust X (9.250% to 4-8-38, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	250,000	363,125

11

Investment Grade Bond Fund

		Maturity
	Rate (%)	date	Par value	Value
Financials (continued)

ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)	6.450	12/15/65	$675,000	723,938
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month
LIBOR + 2.285%) (S)	6.500	05/09/37	195,000	209,625

			Shares	Value
Preferred Securities 0.5%				$1,173,579

(Cost $1,120,358)

Financials 0.2%				483,807

Banks 0.2%
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%)			10,135	280,740
Wells Fargo & Company, Series L, 7.500%			167	203,067

Industrials 0.1%				285,165

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%			4,748	285,165

Utilities 0.2%				404,607

Multi-Utilities 0.2%
Dominion Resources, Inc., 6.375%, 6.375% (I)			7,960	404,607

		Yield (%)	Shares	Value

Securities Lending Collateral 0.2%				$447,139

(Cost $447,125)
John Hancock Collateral Investment Trust, 0.0970% (W)(Y)		0.0970	44,682	447,139

			Par value	Value

Short-Term Investments 2.2%				$5,491,000

(Cost $5,491,000)

Repurchase Agreement 2.2%				5,491,000

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.030% to be repurchased at $4,620,004 on 9-2-14, collateralized by
$4,387,700 U.S. Treasury Inflation Index Notes, 0.125% due 4-15-
17 (valued at $4,712,480, including interest)			$4,620,000	4,620,000
Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $871,000 on 9-2-14, collateralized by
$905,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued at
$892,321, including interest)			871,000	871,000

Total investments (Cost $238,843,962)† 99.5%				$245,749,339

Other assets and liabilities, net 0.5%				$1,183,699

Total net assets 100.0%				$246,933,038

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.

LIBOR London Interbank Offered Rate

12

Investment Grade Bond Fund

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

TBD To Be Determined

(L) A portion of this security is on loan as of 8-31-14. The value of securities on loan amounted to $437,396.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,635,556 or 16.1% of the fund's net assets as of 8-31-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14 the aggregate cost of investment securities for federal income tax purposes was $239,916,832. Net unrealized depreciation aggregated $5,832,507, of which $7,456,339 related to appreciated investment securities and $1,623,832 related to depreciated investment securities.

Notes to Portfolio of Investments

13

Investment Grade Bond Fund

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

All investments are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

55Q1 8/14
10/14

John Hancock
Government Income Fund

Quarterly portfolio holdings 8/31/2014

John Hancock
INVESTMENTS

Government Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 84.3%				$248,513,968

(Cost $246,066,177)

U.S. Government 18.3%				53,924,421

U.S. Treasury
Bond	3.125	02/15/42	$5,410,000	5,489,462
Bond	3.375	05/15/44	2,675,000	2,832,156
Note	0.875	05/15/17	2,000,000	2,001,876
Note	0.875	07/15/17	9,370,000	9,359,018
Note	1.375	09/30/18	26,500,000	26,458,607
Note	1.500	08/31/18	7,750,000	7,783,302

U.S. Government Agency 66.0%				194,589,547

Federal Farm Credit Banks
Bond	2.350	03/14/22	675,000	663,431
Bond	2.500	06/20/22	460,000	455,408
Note	1.740	03/11/20	2,130,000	2,089,752
Federal Home Loan Bank
Bond	2.900	09/05/25	209,524	204,559
Bond	3.170	10/04/27	215,000	207,682
Bond	3.250	06/21/27	290,909	288,071
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	1.250	08/21/17	2,980,000	2,981,308
30 Yr Pass Thru (P)	2.169	05/01/43	5,885,708	5,948,487
30 Yr Pass Thru (P)	2.386	09/01/41	4,273,341	4,437,780
30 Yr Pass Thru (P)	2.600	07/01/44	10,241,990	10,533,316
30 Yr Pass Thru (P)	2.608	06/01/44	4,439,845	4,568,868
30 Yr Pass Thru (P)	2.632	01/01/44	6,202,100	6,387,947
30 Yr Pass Thru	3.000	04/01/43	1,814,196	1,815,968
30 Yr Pass Thru (P)	3.036	03/01/44	936,560	971,192
30 Yr Pass Thru	4.000	11/01/43	2,329,446	2,470,685
30 Yr Pass Thru	5.000	04/01/41	1,013,886	1,118,094
30 Yr Pass Thru	5.500	07/01/37	187,253	208,415
30 Yr Pass Thru	5.500	04/01/38	1,736,058	1,929,534
30 Yr Pass Thru	5.500	12/01/38	1,503,490	1,670,576
30 Yr Pass Thru	6.500	04/01/39	439,381	495,310
30 Yr Pass Thru	6.500	09/01/39	506,109	567,478
Federal National Mortgage Association
15 Yr Pass Thru	1.600	01/30/20	8,250,000	8,031,697
15 Yr Pass Thru	2.500	03/27/23	1,600,000	1,553,760
15 Yr Pass Thru	3.500	03/01/26	4,774,715	5,048,377
15 Yr Pass Thru	3.500	07/01/26	2,562,557	2,711,832
15 Yr Pass Thru	4.000	02/01/26	7,918,374	8,434,318
30 Yr Pass Thru (P)	2.910	03/01/44	825,026	853,789
30 Yr Pass Thru (P)	2.915	01/01/44	1,503,752	1,555,585
30 Yr Pass Thru	3.000	10/29/27	950,000	903,858
30 Yr Pass Thru	3.000	12/01/42	7,948,268	7,964,724
30 Yr Pass Thru	3.400	09/27/32	805,000	779,350
30 Yr Pass Thru	3.500	01/01/43	3,918,070	4,038,655
30 Yr Pass Thru	4.000	12/01/40	4,319,161	4,607,866
30 Yr Pass Thru	4.000	09/01/41	9,113,755	9,709,352
30 Yr Pass Thru	4.000	10/01/41	3,481,950	3,704,900
30 Yr Pass Thru	4.000	01/01/42	1,639,888	1,744,891
30 Yr Pass Thru	4.500	08/01/40	4,679,350	5,060,958

1

Government Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	4.500	06/01/41	$7,207,915	$7,849,790
30 Yr Pass Thru	4.500	07/01/41	6,115,327	6,659,906
30 Yr Pass Thru	4.500	11/01/41	1,468,870	1,588,887
30 Yr Pass Thru	4.500	01/01/42	7,716,667	8,403,847
30 Yr Pass Thru	4.500	02/01/42	5,657,271	6,112,442
30 Yr Pass Thru	5.000	04/01/35	583,055	646,603
30 Yr Pass Thru	5.000	09/01/40	8,318,214	9,227,005
30 Yr Pass Thru	5.000	10/01/40	3,123,028	3,465,852
30 Yr Pass Thru	5.000	04/01/41	3,197,749	3,562,012
30 Yr Pass Thru	5.000	05/01/41	14,539,155	16,055,649
30 Yr Pass Thru	5.500	09/01/34	1,799,748	2,016,280
30 Yr Pass Thru	5.500	03/01/36	2,699,545	3,017,585
30 Yr Pass Thru	5.500	04/01/36	1,785,269	1,993,365
30 Yr Pass Thru	5.500	08/01/37	2,216,995	2,483,727
30 Yr Pass Thru	5.500	06/01/38	1,485,882	1,657,687
30 Yr Pass Thru	6.000	06/01/40	2,085,333	2,351,421
30 Yr Pass Thru	6.500	06/01/39	688,434	779,716

Corporate Bonds 0.5%				$1,365,854

(Cost $1,242,604)

Financials 0.3%				888,810

Crown Castle Towers LLC (S)	6.113	01/15/20	760,000	888,810

Telecommunication Services 0.2%				477,044

SBA Tower Trust (S)	3.598	04/15/18	475,000	477,044

Collateralized Mortgage Obligations 10.3%				$30,353,832

(Cost $27,869,931)

Commercial & Residential 5.2%				15,435,113

Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (P)	0.735	08/25/35	275,964	261,082
Banc of America Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.755	09/15/26	380,000	381,707
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.715	07/25/35	560,190	504,767
Series 2005-7, Class 11A1 (P)	0.695	08/25/35	831,009	781,937
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10/25/34	445,782	457,664
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P) (S)	6.079	07/10/46	549,076	600,450
Series 2012-CR2, Class XA IO	2.081	08/15/45	4,792,847	499,693
Series 2013-CR11, Class B (P)	5.332	10/10/46	940,000	1,043,924
Series 2013-LC13, Class B (P) (S)	5.009	08/10/46	595,000	646,853
Series 2014-CR16, Class C (P)	5.070	04/10/47	590,000	615,448
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.434	08/19/45	3,966,373	212,057
Series 2005-2, Class X IO	2.197	05/19/35	13,211,976	830,102
Hilton USA Trust
Series 2013-HLT, Class DFX (S)	4.407	11/05/30	415,000	424,878
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.046	10/25/36	11,955,063	945,051
Series 2005-AR18, Class 2X IO	1.690	10/25/36	11,197,223	387,827

2

Government Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-HSBC, Class XA IO (S)	1.582	07/05/32	$5,077,500	$495,742
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM (P)	5.464	01/15/49	635,000	669,008
Series 2014-FBLU, Class C (P) (S)	2.155	12/15/28	1,120,000	1,122,473
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.255	11/25/34	555,000	538,354
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.677	08/25/34	770,401	764,438
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.485	05/25/35	577,801	539,436
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	555,000	600,482
Series 2012-C1, Class C (P) (S)	5.719	05/10/45	370,000	407,582
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	4.079	12/13/29	690,000	699,057
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03/18/28	1,040,000	1,005,101

U.S. Government Agency 5.1%				14,918,719

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	3,942,166	492,122
Series 290, Class IO	3.500	11/15/32	4,419,985	794,845
Series 3699, Class MI IO	4.500	01/15/38	1,218,643	94,349
Series 3747, Class HI IO	4.500	07/15/37	3,372,173	349,594
Series 3794, Class PI IO	4.500	02/15/38	849,737	93,654
Series 3830, Class NI IO	4.500	01/15/36	3,834,353	386,366
Series 3833, Class LI IO	1.825	10/15/40	4,510,029	335,704
Series 4030, Class BI IO	5.000	01/15/42	784,308	171,770
Series 4077, Class IK IO	5.000	07/15/42	1,100,069	234,988
Series 4136, Class IH IO	3.500	09/15/27	3,122,119	412,655
Series K017, Class X1 IO	1.586	12/25/21	3,816,595	315,888
Series K018, Class X1 IO	1.593	01/25/22	3,874,981	323,898
Series K022, Class X1 IO	1.427	07/25/22	8,151,908	660,900
Series K026, Class X1 IO	1.174	11/25/22	4,668,165	320,955
Series K038, Class X1 IO	1.203	03/25/24	7,370,669	662,837
Series K706, Class X1 IO	1.724	10/25/18	9,755,073	560,731
Series K707, Class X1 IO	1.688	12/25/18	3,317,036	192,242
Series K709, Class X1 IO	1.670	03/25/19	4,677,136	281,896
Series K710, Class X1 IO	1.911	05/25/19	3,561,245	253,432
Series K711, Class X1 IO	1.830	07/25/19	11,229,012	781,326
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12/25/23	1,235,866	1,344,484
Series 2009-50, Class GI IO	5.000	05/25/39	909,846	151,256
Series 2009-78, Class IB IO	5.000	06/25/39	1,103,052	162,597
Series 2010-25, Class NI IO	5.000	03/25/25	1,817,460	147,528
Series 2010-3, Class LI IO	5.000	02/25/25	4,758,914	342,523
Series 2010-68, Class CI IO	5.000	11/25/38	1,056,569	157,423
Series 2012-118, Class IB IO	3.500	11/25/42	1,844,278	396,913
Series 2012-137, Class QI IO	3.000	12/25/27	3,504,389	487,995
Series 2012-137, Class WI IO	3.500	12/25/32	2,625,479	479,407
Series 2012-21, Class IQ IO	4.500	09/25/41	1,762,492	389,927
Series 402, Class 3 IO	4.000	11/25/39	720,904	140,943
Series 402, Class 4 IO	4.000	10/25/39	1,121,039	203,823
Series 402, Class 7 IO	4.500	11/25/39	1,012,873	202,796
Series 407, Class 15 IO	5.000	01/25/40	898,642	185,382

3

Government Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Series 407, Class 21 IO	5.000	01/25/39	$442,523	$68,928
Series 407, Class 7 IO	5.000	03/25/41	821,238	179,356
Series 407, Class 8 IO	5.000	03/25/41	407,782	87,098
Series 407, Class C6 IO	5.500	01/25/40	1,456,584	324,490
Government National Mortgage Association
Series 2012-114, Class IO	1.038	01/16/53	2,659,800	231,908
Series 2013-42, Class IA IO	3.500	03/20/43	1,952,689	290,437
Series 2013-42, Class IO	3.500	03/20/43	1,259,764	184,683
Series 2013-42, Class YI IO	3.500	03/20/43	3,868,248	563,568
Series 2013-6, Class AI IO	3.500	08/20/39	2,821,607	475,102

Asset Backed Securities 2.3%				$6,704,959

(Cost $6,351,058)

Asset Backed Securities 2.3%				6,704,959

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.625	05/25/35	645,000	608,187
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.785	03/25/35	540,879	517,157
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.395	07/25/36	871,201	812,906
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.719	06/25/37	349,902	361,787
Credit Suisse Mortgage Trust
Series 2006-CF2, Class M1 (P) (S)	0.625	05/25/36	790,000	761,709
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class M1 (P)	0.575	07/25/35	270,000	259,454
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.845	11/25/35	805,000	785,039
Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.625	12/25/35	460,000	458,657
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.830	03/25/35	887,000	837,693
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.595	11/25/35	425,000	397,314
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (P)	1.655	02/25/35	533,128	528,679
TAL Advantage V LLC
Series 2014-1A, Class A (S)	3.510	02/22/39	370,500	376,377

			Par value	Value

Short-Term Investments 2.0%				5,884,000

(Cost $5,884,000)

Repurchase Agreement 2.0%				5,884,000

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.030% to be repurchased at $4,936,004 on 9-2-14, collateralized by
$4,687,800 U.S. Treasury Inflation Index Notes, 0.125% due 4-15-
17 (valued at $5,034,794, including interest)			$4,936,000	4,936,000
Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $948,000 on 9-2-14, collateralized by
$985,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued at
$971,200, including interest)			948,000	948,000

4

Government Income Fund
As of 8-31-14 (Unaudited)

Total investments (Cost $287,413,770)† 99.4%	$292,822,613

Other assets and liabilities, net 0.6%	$1,866,329

Total net assets 100.0%	$294,688,942

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,100,689 or 3.1% of the fund's net assets as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $287,993,284. Net unrealized appreciation aggregated $4,829,329, of which $7,299,111 related to appreciated investment securities and $2,469,782 related to depreciated investment securities.

5

Government Income Fund
As of 8-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Government Income Fund.

56Q1 8/14
10/14

John Hancock
Focused High Yield Fund

Quarterly portfolio holdings 8/31/2014

John Hancock INVESTMENTS

Focused High Yield Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value
Corporate Bonds 78.5%					$725,951,663

(Cost $713,409,044)

Consumer Discretionary 16.0%					147,818,599

Auto Components 1.9%
Allison Transmission, Inc. (S)	7.125	05/15/19		1,875,000	1,982,813
Dana Holding Corp.	6.000	09/15/23		5,805,000	6,182,309
Hyva Global BV (S)	8.625	03/24/16		4,010,000	4,120,275
The Goodyear Tire & Rubber Company	7.000	05/15/22		3,385,000	3,689,650
The Goodyear Tire & Rubber Company	8.750	08/15/20		1,250,000	1,487,500

Automobiles 1.2%
Chrysler Group LLC	8.250	06/15/21		5,550,000	6,202,125
General Motors Financial Company, Inc.	4.250	05/15/23		2,000,000	2,042,500
Jaguar Land Rover Automotive PLC (S)	8.125	05/15/21		2,500,000	2,781,250

Hotels, Restaurants & Leisure 1.8%
GLP Capital LP	4.875	11/01/20		4,000,000	4,180,000
Mohegan Tribal Gaming Authority	9.750	09/01/21		6,515,000	7,003,625
Mohegan Tribal Gaming Authority (S)	11.000	09/15/18		5,000,000	5,018,750
Waterford Gaming LLC (S)	8.625	09/15/14		2,207,619	489,067

Household Durables 1.5%
Brookfield Residential Properties, Inc. (S)	6.125	07/01/22		2,900,000	3,005,125
Brookfield Residential Properties, Inc. (S)	6.500	12/15/20		2,535,000	2,690,269
Modular Space Corp. (S)	10.250	01/31/19		4,160,000	4,316,000
PF Chang's China Bistro, Inc. (S)	10.250	06/30/20		4,000,000	4,100,000

Media 5.3%
Altice SA (S)	7.750	05/15/22		4,235,000	4,499,688
AMC Entertainment, Inc.	5.875	02/15/22		4,345,000	4,475,350
CCO Holdings LLC	7.375	06/01/20		1,600,000	1,728,000
Cequel Communications Escrow I LLC (S)	6.375	09/15/20		1,750,000	1,837,500
Clear Channel Communications, Inc., PIK	14.000	02/01/21		9,510,975	9,558,530
DISH DBS Corp.	6.750	06/01/21		4,800,000	5,369,760
DISH DBS Corp.	7.875	09/01/19		4,150,000	4,814,000
Sinclair Television Group, Inc.	6.375	11/01/21		3,825,000	4,073,625
Sirius XM Canada Holdings, Inc. (S)	5.625	04/23/21	CAD	1,720,000	1,585,855
Virgin Media Finance PLC (S)	6.375	04/15/23		3,000,000	3,195,000
Virgin Media Secured Finance PLC (S)	5.375	04/15/21		1,800,000	1,872,000
WMG Acquisition Corp. (S)	6.000	01/15/21		1,868,000	1,942,720
WMG Acquisition Corp. (S)	6.750	04/15/22		3,830,000	3,791,700

Specialty Retail 3.0%
Automotores Gildemeister SA (S)	8.250	05/24/21		2,290,000	1,339,650
Conn's, Inc. (S)	7.250	07/15/22		4,250,000	4,101,250
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19		8,700,000	8,352,000
L Brands, Inc.	6.950	03/01/33		3,000,000	3,142,500
Outerwall, Inc.	6.000	03/15/19		5,650,000	5,763,000
Toys R Us, Inc.	10.375	08/15/17		5,500,000	4,785,000

Textiles, Apparel & Luxury Goods 1.3%
Hot Topic, Inc. (S)	9.250	06/15/21		3,945,000	4,319,775
PVH Corp.	4.500	12/15/22		5,510,000	5,468,675
Quiksilver, Inc. (S)	7.875	08/01/18		2,665,000	2,511,763

Consumer Staples 4.5%					41,829,152

Beverages 0.4%
Crestview DS Merger Sub II, Inc.	10.000	09/01/21		3,545,000	4,005,850

1

Focused High Yield Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Food Products 1.5%
Barry Callebaut Services NV (S)	5.500	06/15/23	2,550,000	$2,691,908
HJ Heinz Company	4.250	10/15/20	4,505,000	4,566,944
JBS Investments GmbH (S)	7.750	10/28/20	1,890,000	2,041,200
Southern States Cooperative, Inc. (S)	10.000	08/15/21	4,225,000	4,288,375

Household Products 0.5%
Harbinger Group, Inc.	7.875	07/15/19	4,665,000	5,061,525

Personal Products 0.3%
Revlon Consumer Products Corp.	5.750	02/15/21	2,500,000	2,537,500

Tobacco 1.8%
Alliance One International, Inc.	9.875	07/15/21	6,955,000	6,955,000
Vector Group, Ltd.	7.750	02/15/21	9,090,000	9,680,850

Energy 12.7%				117,018,037

Energy Equipment & Services 2.0%
Calfrac Holdings LP (S)	7.500	12/01/20	1,980,000	2,103,750
Key Energy Services, Inc.	6.750	03/01/21	5,000,000	5,075,000
Parker Drilling Company	7.500	08/01/20	2,420,000	2,595,450
Permian Holdings, Inc. (S)	10.500	01/15/18	4,230,000	4,314,600
RKI Exploration & Production LLC (S)	8.500	08/01/21	3,910,000	4,203,250

Oil, Gas & Consumable Fuels 10.7%
Access Midstream Partners LP	4.875	03/15/24	4,955,000	5,210,183
Alpha Natural Resources, Inc. (S)	7.500	08/01/20	1,145,000	1,104,925
American Energy-Permian Basin LLC (S)	7.125	11/01/20	2,240,000	2,172,800
Arch Coal, Inc.	7.250	06/15/21	11,375,000	7,535,938
Arch Coal, Inc. (S)	8.000	01/15/19	4,100,000	3,946,250
Carrizo Oil & Gas, Inc.	7.500	09/15/20	3,000,000	3,210,000
Chesapeake Energy Corp.	5.750	03/15/23	7,500,000	8,371,875
Clayton Williams Energy, Inc.	7.750	04/01/19	3,505,000	3,697,775
Cloud Peak Energy Resources LLC	6.375	03/15/24	3,260,000	3,374,100
Compressco Partners LP (S)	7.250	08/15/22	3,140,000	3,171,400
Energy XXI Gulf Coast, Inc. (S)	6.875	03/15/24	1,695,000	1,724,663
EP Energy LLC	7.750	09/01/22	6,145,000	6,897,763
Global Partners LP (S)	6.250	07/15/22	3,495,000	3,512,475
Midstates Petroleum Company, Inc.	9.250	06/01/21	3,750,000	4,059,375
Petroleos de Venezuela SA	5.375	04/12/27	7,350,000	4,053,525
Petroleos de Venezuela SA (S)	8.500	11/02/17	1,875,000	1,680,000
Quicksilver Resources, Inc.	11.000	07/01/21	2,735,000	2,379,450
Rex Energy Corp. (S)	6.250	08/01/22	2,790,000	2,790,000
Rex Energy Corp.	8.875	12/01/20	4,052,000	4,436,940
Samson Investment Company	9.750	02/15/20	6,340,000	6,466,800
SandRidge Energy, Inc.	7.500	03/15/21	2,250,000	2,362,500
Seventy Seven Energy, Inc. (S)	6.500	07/15/22	4,300,000	4,429,000
Sidewinder Drilling, Inc. (S)	9.750	11/15/19	3,480,000	3,480,000
Summit Midstream Holdings LLC	7.500	07/01/21	1,880,000	2,068,000
Tullow Oil PLC (S)	6.000	11/01/20	6,525,000	6,590,250

Financials 10.8%				99,978,472

Banks 2.9%
Agromercantil Senior Trust (S)	6.250	04/10/19	3,750,000	3,911,775
Banco Regional S.A.E.C.A. (S)	8.125	01/24/19	1,925,000	2,107,875
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24	2,250,000	2,427,188

2

Focused High Yield Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 year
U.S. Swap Rate + 4.760%) (Q)	7.500	06/27/24	4,500,000	$4,719,375
Societe Generale SA (6.000% to 1-27-20, then 5 Year U.S.
Swap Rate + 4.067%) (Q)(S)	6.000	01/27/20	3,650,000	3,485,750
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	4,800,000	4,466,064
Wells Fargo & Company (5.900% to 6-15-24, then 3 month
LIBOR + 3.110%) (Q)	5.900	06/15/24	3,560,000	3,729,100
Zions Bancorporation (5.800% to 6-15-23, then 3 month
LIBOR + 3.800%) (Q)	5.800	06/15/23	1,740,000	1,669,182

Capital Markets 0.9%
E*TRADE Financial Corp.	6.375	11/15/19	1,795,000	1,925,138
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR +
3.610%) (Q)	5.450	07/15/19	2,270,000	2,309,725
Walter Investment Management Corp. (S)	7.875	12/15/21	4,000,000	4,070,000

Consumer Finance 1.8%
Cash America International, Inc.	5.750	05/15/18	3,176,000	3,303,040
Credit Acceptance Corp. (S)	6.125	02/15/21	2,885,000	2,971,550
Credito Real SAB de CV (S)	7.500	03/13/19	3,215,000	3,472,200
Enova International, Inc. (S)	9.750	06/01/21	1,400,000	1,431,500
First Cash Financial Services, Inc. (S)	6.750	04/01/21	1,940,000	2,046,700
Springleaf Finance Corp.	6.000	06/01/20	3,500,000	3,666,250

Diversified Financial Services 3.4%
Alfa Bank OJSC (S)	7.500	09/26/19	4,390,000	4,207,815
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR +
4.069%) (Q)	5.950	01/30/23	7,575,000	7,641,281
JPMorgan Chase & Company (5.150% to 5-1-23, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	10,725,000	10,443,469
McGraw-Hill Financial, Inc.	6.550	11/15/37	2,525,000	2,650,207
Nationstar Mortgage LLC	6.500	06/01/22	5,750,000	5,635,000
Nationstar Mortgage LLC	7.875	10/01/20	810,000	834,300

Real Estate Investment Trusts 0.4%
DuPont Fabros Technology LP	5.875	09/15/21	3,715,000	3,882,175

Real Estate Management & Development 0.8%
Forestar USA Real Estate Group, Inc. (S)	8.500	06/01/22	1,385,000	1,450,788
Rialto Holdings LLC (S)	7.000	12/01/18	5,475,000	5,694,000

Thrifts & Mortgage Finance 0.6%
Ladder Capital Finance Holdings LLLP (S)	5.875	08/01/21	2,635,000	2,674,525
Ocwen Financial Corp. (S)	6.625	05/15/19	3,250,000	3,152,500

Health Care 3.8%				35,393,348

Health Care Providers & Services 2.5%
BioScrip, Inc. (S)	8.875	02/15/21	4,070,000	4,192,100
Community Health Systems, Inc. (S)	6.875	02/01/22	3,020,000	3,208,750
Covenant Surgical Partners, Inc. (S)	8.750	08/01/19	1,050,000	1,050,000
DaVita Healthcare Partners, Inc.	5.125	07/15/24	4,325,000	4,387,172
Gentiva Health Services, Inc.	11.500	09/01/18	4,260,000	4,568,850
Select Medical Corp.	6.375	06/01/21	6,000,000	6,236,250

Pharmaceuticals 1.3%
Endo Finance LLC (S)	7.250	01/15/22	3,583,000	3,883,076
Grifols Worldwide Operations, Ltd. (S)	5.250	04/01/22	5,100,000	5,240,250
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	2,410,000	2,626,900

3

Focused High Yield Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials 7.3%				$67,735,205

Aerospace & Defense 0.3%
TransDigm, Inc. (S)	6.500	07/15/24	3,000,000	3,075,000

Airlines 1.1%
Air Canada (S)	7.750	04/15/21	1,575,000	1,653,750
Air Canada (S)	8.750	04/01/20	2,480,000	2,740,400
American Airlines 2013-2 Class B Pass Through Trust	5.600	07/15/20	3,302,770	3,426,624
US Airways 2010-1 Class A Pass Through Trust	6.250	04/22/23	2,015,810	2,277,866

Building Products 0.4%
Associated Materials LLC	9.125	11/01/17	3,375,000	3,383,438

Commercial Services & Supplies 0.2%
Iron Mountain, Inc.	6.000	08/15/23	2,000,000	2,135,000

Construction & Engineering 0.3%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.750	11/13/19	2,600,000	2,509,000

Industrial Conglomerates 0.3%
Tenedora Nemak SA de CV (S)	5.500	02/28/23	2,500,000	2,575,000

Machinery 0.9%
Navistar International Corp.	8.250	11/01/21	7,880,000	8,175,500

Marine 1.2%
Global Ship Lease, Inc. (S)	10.000	04/01/19	1,625,000	1,714,375
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21	4,995,000	5,194,800
Navios Maritime Holdings, Inc. (S)	7.375	01/15/22	4,130,000	4,274,550

Oil, Gas & Consumable Fuels 0.5%
Teekay Offshore Partners LP	6.000	07/30/19	4,945,000	4,920,275

Road & Rail 0.5%
The Hertz Corp.	6.250	10/15/22	4,500,000	4,691,250

Trading Companies & Distributors 0.4%
Aircastle, Ltd.	5.125	03/15/21	3,465,000	3,525,638

Transportation Infrastructure 1.2%
CHC Helicopter SA	9.250	10/15/20	4,621,500	5,048,989
CHC Helicopter SA	9.375	06/01/21	2,275,000	2,536,625
Florida East Coast Holdings Corp. (S)	6.750	05/01/19	3,675,000	3,877,125

Information Technology 2.8%				25,753,564

Communications Equipment 0.3%
Altice Financing SA (S)	6.500	01/15/22	2,340,000	2,462,850

Internet Software & Services 0.7%
Ancestry.com, Inc., PIK (S)	9.625	10/15/18	3,415,000	3,491,838
IAC/InterActiveCorp	4.875	11/30/18	2,940,000	3,050,250

IT Services 0.9%
Alliance Data Systems Corp. (S)	5.375	08/01/22	3,500,000	3,517,500
Brightstar Corp. (S)	7.250	08/01/18	4,850,000	5,292,563

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc. (S)	7.000	07/01/24	1,800,000	1,831,500

Software 0.7%
Activision Blizzard, Inc. (S)	5.625	09/15/21	2,750,000	2,973,438
First Data Corp.	11.750	08/15/21	2,650,000	3,133,625

4

Focused High Yield Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials 9.4%				$87,213,631

Chemicals 1.9%
Chemtura Corp.	5.750	07/15/21	4,325,000	4,498,000
Hexion US Finance Corp.	8.875	02/01/18	4,400,000	4,565,000
Hexion US Finance Corp.	9.000	11/15/20	4,000,000	4,050,000
Rentech Nitrogen Partners LP (S)	6.500	04/15/21	4,270,000	4,237,975

Construction Materials 0.9%
American Gilsonite Company (S)	11.500	09/01/17	1,920,000	2,085,600
Grupo Cementos de Chihuahua SAB de CV (S)	8.125	02/08/20	3,055,000	3,360,500
US Concrete, Inc.	8.500	12/01/18	3,160,000	3,412,800

Containers & Packaging 1.8%
Ardagh Finance Holdings SA, PIK (S)	8.625	06/15/19	2,190,000	2,269,388
Ball Corp.	4.000	11/15/23	4,575,000	4,380,563
Ball Corp.	5.000	03/15/22	2,755,000	2,861,756
Consolidated Container Company LLC (S)	10.125	07/15/20	3,900,000	3,880,500
Wise Metals Group LLC (S)	8.750	12/15/18	2,700,000	2,916,000

Metals & Mining 4.0%
ALROSA Finance SA (S)	7.750	11/03/20	2,400,000	2,479,128
Cia Minera Ares SAC (S)	7.750	01/23/21	4,255,000	4,616,675
Cliffs Natural Resources, Inc.	6.250	10/01/40	3,315,000	2,879,833
Edgen Murray Corp. (S)	8.750	11/01/20	2,762,000	3,093,440
HudBay Minerals, Inc.	9.500	10/01/20	3,970,000	4,317,375
MMC Norilsk Nickel OJSC (S)	5.550	10/28/20	3,900,000	3,851,250
Rain CII Carbon LLC (S)	8.000	12/01/18	7,565,000	7,867,600
Thompson Creek Metals Company, Inc.	7.375	06/01/18	8,335,000	8,335,000

Paper & Forest Products 0.8%
Sappi Papier Holding GmbH (S)	7.500	06/15/32	4,143,000	3,749,415
Sappi Papier Holding GmbH (S)	7.750	07/15/17	3,209,000	3,505,833

Telecommunication Services 10.2%				94,275,555

Diversified Telecommunication Services 6.5%
CenturyLink, Inc.	6.750	12/01/23	2,500,000	2,767,188
Cincinnati Bell, Inc.	8.375	10/15/20	4,525,000	4,909,625
Frontier Communications Corp.	7.625	04/15/24	6,650,000	7,065,625
Inmarsat Finance PLC (S)	4.875	05/15/22	3,535,000	3,543,838
Intelsat Luxembourg SA	8.125	06/01/23	9,885,000	10,700,513
T-Mobile USA, Inc.	6.125	01/15/22	1,563,000	1,619,659
T-Mobile USA, Inc.	6.250	04/01/21	1,880,000	1,950,500
T-Mobile USA, Inc.	6.731	04/28/22	3,165,000	3,339,075
T-Mobile USA, Inc.	6.836	04/28/23	4,015,000	4,260,919
tw telecom holdings, Inc.	5.375	10/01/22	2,400,000	2,610,000
tw telecom holdings, Inc.	6.375	09/01/23	4,200,000	4,746,000
Wind Acquisition Finance SA (S)	7.375	04/23/21	5,000,000	5,275,000
Windstream Corp.	6.375	08/01/23	7,300,000	7,318,250

Wireless Telecommunication Services 3.7%
Digicel Group, Ltd. (S)	7.125	04/01/22	5,250,000	5,446,875
Digicel Group, Ltd. (S)	8.250	09/30/20	3,650,000	3,942,000
Digicel, Ltd. (S)	7.000	02/15/20	2,125,000	2,231,250
SBA Communications Corp. (S)	4.875	07/15/22	3,510,000	3,457,350
SoftBank Corp. (S)	4.500	04/15/20	5,200,000	5,291,000
Sprint Communications, Inc.	6.000	11/15/22	5,500,000	5,486,250
Sprint Communications, Inc.	7.000	08/15/20	3,965,000	4,232,638
Sprint Corp. (S)	7.250	09/15/21	1,700,000	1,802,000
Sprint Nextel Corp.	8.375	08/15/17	2,000,000	2,280,000

5

Focused High Yield Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value
Utilities 1.0%					$8,936,100

Electric Utilities 0.3%
NRG Yield Operating LLC (S)	5.375	08/15/24		2,460,000	2,546,100

Independent Power and Renewable Electricity Producers 0.7%
Calpine Corp. (S)	5.875	01/15/24		3,000,000	3,210,000
NRG Energy, Inc.	6.625	03/15/23		3,000,000	3,180,000

Foreign Government Obligations 0.7%					$6,247,753

(Cost $6,183,583)

Argentina 0.2%					1,682,446

Republic of Argentina (H)	8.280	12/31/33		2,103,057	1,682,446

Brazil 0.5%					4,565,307

Federative Republic of Brazil	10.000	01/01/21	BRL	10,600,000	4,565,307

Term Loans (M) 4.3%					$39,849,274

(Cost $39,770,925)

Consumer Discretionary 1.3%					12,017,863

Hotels, Restaurants & Leisure 0.4%
Centaur Acquisition LLC	8.750	02/15/20		2,300,000	2,324,916
Fontainebleau Las Vegas Holdings LLC (H)	TBD	06/06/15		2,376,576	421,842
Twin River Management Group, Inc.	5.250	07/10/20		1,355,000	1,352,741

Media 0.9%
Clear Channel Communications, Inc.	6.907	01/30/19		8,072,237	7,918,364

Energy 1.4%					13,059,744

Oil, Gas & Consumable Fuels 1.4%
Boomerang Tube LLC	11.000	10/11/17		3,650,000	3,285,000
Oxbow Carbon & Minerals LLC	8.000	01/17/20		5,500,000	5,572,188
Sabine Oil & Gas LLC	8.750	12/31/18		4,143,000	4,202,556

Industrials 1.1%					9,941,339

Aerospace & Defense 0.3%
WP CPP Holdings LLC	4.750	12/27/19		2,955,000	2,957,639

Commercial Services & Supplies 0.6%
Capital Safety North America Holdings, Inc.	6.500	03/28/22		1,100,000	1,100,000
UTEX Industries, Inc.	5.000	05/22/21		4,400,000	4,400,000

Road & Rail 0.2%
Aegis Toxicology Corp.	9.500	08/20/21		1,480,000	1,483,700

Information Technology 0.2%					1,960,880

Software 0.2%
BMC Software Finance, Inc.	5.000	09/10/20		1,968,569	1,960,880

Materials 0.3%					2,869,448

Construction Materials 0.3%
Doncasters Group, Ltd.	9.500	10/09/20		2,855,172	2,869,448

6

Focused High Yield Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Capital Preferred Securities 0.4%				$3,942,113

(Cost $3,712,923)

Financials 0.4%				3,942,113

Goldman Sachs Capital II (P)(Q)	4.000	10/27/14	1,875,000	1,481,250
Goldman Sachs Capital III (P)(Q)	4.000	10/27/14	1,875,000	1,476,563
Mellon Capital IV (P)(Q)	4.000	10/27/14	1,158,000	984,300

Collateralized Mortgage Obligations 0.9%				$8,869,956

(Cost $5,802,145)

Commercial & Residential 0.9%				8,869,956

Banc of America Re-Remic Trust
Series 2013-DSNY, Class F (P) (S)	3.655	09/15/26	1,000,000	1,005,020
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.349	05/19/47	130,181,470	1,383,178
Series 2007-4, Class ES IO	0.349	07/19/47	139,458,676	1,394,587
Series 2007-6, Class ES IO (S)	0.342	08/19/37	109,157,994	1,159,804
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.906	11/05/30	3,915,000	3,927,367

			Shares	Value

Common Stocks 2.6%				$23,934,304

(Cost $50,122,948)

Consumer Discretionary 1.4%				13,099,067

Auto Components 0.2%
Cooper Tire & Rubber Company			65,000	2,003,950

Automobiles 0.3%
General Motors Company			66,500	2,314,200

Diversified Consumer Services 0.1%
H&R Block, Inc.			28,000	938,840

Hotels, Restaurants & Leisure 0.0%
Trump Entertainment Resorts, Inc. (I)			557,205	348,253

Media 0.8%
Granite Broadcasting Corp. (I)			11,688	58
Sirius XM Canada Holdings, Inc.			1,051,351	7,493,766
Vertis Holdings, Inc. (I)			560,094	0

Consumer Staples 0.3%				2,301,689

Food Products 0.3%
Tyson Foods, Inc. (I)			45,823	2,301,689

Financials 0.4%				4,092,588

Banks 0.4%
Talmer Bancorp, Inc.			279,167	4,092,588

7

Focused High Yield Fund
As of 8-31-14 (Unaudited)

	Shares	Value

Materials 0.5%		$4,440,960

Chemicals 0.3%
Huntsman Corp.	84,000	2,258,760

Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.	60,000	2,182,200

Preferred Securities 5.6%		$51,599,403

(Cost $56,999,717)

Financials 3.6%		33,654,178

Banks 1.9%
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)	113,150	3,228,170
Regions Financial Corp., 6.375%	75,014	1,867,098
Wells Fargo & Company, Series L, 7.500%	4,436	5,394,043
Zions Bancorporation, 6.300%	147,650	3,840,377
Zions Bancorporation, 7.900%	116,066	3,249,848

Consumer Finance 0.3%
Ally Financial, Inc., 7.000% (S)	3,200	3,217,300

Diversified Financial Services 0.7%
Bank of America Corp., Series L, 7.250%	5,187	6,073,977

Insurance 0.5%
Hartford Financial Services Group, Inc., 7.875%	162,135	4,889,992

Real Estate Investment Trusts 0.2%
Weyerhaeuser Company, 6.375%	32,780	1,893,373

Industrials 0.1%		640,383

Machinery 0.1%
Glasstech, Inc., Series A (I)	144	143,613
Glasstech, Inc., Series B (I)	4,475	496,770

Materials 0.7%		6,745,912

Metals & Mining 0.7%
ArcelorMittal, 6.000%	32,920	738,396
Cliffs Natural Resources, Inc., 7.000%	242,850	3,635,465
Thompson Creek Metals Company, Inc., 6.500%	160,817	2,372,051

Utilities 1.2%		10,558,930

Electric Utilities 0.6%
Exelon Corp., 6.500%	34,990	1,766,995
NextEra Energy, Inc., 5.799%	69,752	3,843,335

Multi-Utilities 0.6%
Dominion Resources, Inc., 6.125%	87,200	4,948,600

Warrants 0.0%		$49

(Cost $0)

Mood Media Corp. (Expiration Date: 5-6-16; Strike Price: $3.50) (I)	293,630	49

8

Focused High Yield Fund
As of 8-31-14 (Unaudited)

	Par value	Value

Short-Term Investments 3.0%		$27,409,815

(Cost $27,409,815)

Repurchase Agreement 3.0%		27,409,815

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.030% to be repurchased at $22,955,019 on 9-2-14, collateralized by
$16,405,600 U.S. Treasury Inflation Index Bonds, 2.000% due 1-15-
26 (valued at $23,414,210, including interest)	$22,955,000	22,955,000
Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $4,454,815 on 9-2-14, collateralized by $4,609,000 U.S. Treasury Notes, 0.625% - 1.500% due 11-30-
17 - 8-31-18 (valued at $4,547,064, including interest)	4,454,815	4,454,815

Total investments (Cost $903,411,100)† 96.0%		$887,804,330

Other assets and liabilities, net 4.0%		$37,228,292

Total net assets 100.0%		$925,032,622

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $332,403,677 or 35.9% of the fund's net assets as of 8-31-14.

9

Focused High Yield Fund
As of 8-31-14 (Unaudited)

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $904,674,207.

Net unrealized depreciation aggregated $16,869,877, of which $35,928,477 related to appreciated investment securities and $52,798,354 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 8-31-14:

United States	78.7%
Canada	3.4%
Luxembourg	3.1%
United Kingdom	2.8%
Ireland	1.9%
Jamaica	1.3%
Greece	1.0%
Mexico	1.0%
Austria	1.0%
Other Countries	5.8%

Total	100.0%

10

Focused High Yield Fund
As of 8-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	8-31-14	Price	Inputs	Inputs
Corporate Bonds	$725,951,663	—	$725,462,596	$489,067
Foreign Government Obligations	6,247,753	—	6,247,753	—
Term Loans	39,849,274	—	39,849,274	—
Capital Preferred Securities	3,942,113	—	3,942,113	—
Collateralized Mortgage Obligations	8,869,956	—	4,932,387	3,937,569
Common Stocks	23,934,304	$16,092,285	7,842,018	1
Preferred Securities	51,599,403	44,513,550	6,445,470	640,383
Warrants	49	—	49	—
Short-Term Investments	27,409,815	—	27,409,815	—

Total Investments in Securities	$887,804,330	$60,605,835	$822,131,475	$5,067,020
Other Financial Instruments:
Forward Foreign Currency Contracts	$242,238	—	$242,238	—

Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close

11

Focused High Yield Fund
As of 8-31-14 (Unaudited)

out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the sub-advisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2014 the fund had $8,977,500 in unfunded loan commitments outstanding.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.

Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at August 31, 2014.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
CAD	2,750,000	USD	2,554,361		10/1/2014		($26,824)	($26,824)
				State Street Bank and Trust Company		-
USD	14,248,644	CAD	15,210,000	Toronto Dominion Bank	10/1/2014	$269,062	-	269,062

						$269,062	($26,824)	$242,238

Currency Abbreviation
CAD	Canadian Dollar
USD	U.S. Dollar

12

Focused High Yield Fund
As of 8-31-14 (Unaudited)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

13

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Focused High Yield Fund.

57Q1 8/14
10/14

John Hancock
Global Short Duration Credit Fund

Quarterly portfolio holdings 8/31/2014

John Hancock
INVESTMENTS

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 83.7%					$343,636,441

(Cost $343,186,192)

Argentina 0.5%					2,234,617

Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	5,313,000	2,234,617

Australia 0.9%					3,607,875

FMG Resources August 2006 Pty, Ltd.	6.875	04/01/22		1,000,000	1,089,375
FMG Resources August 2006 Pty, Ltd.	8.250	11/01/19		2,300,000	2,518,500

Austria 1.0%					4,065,625

JBS Investments GmbH (S)	7.750	10/28/20		2,500,000	2,700,000
Sappi Papier Holding GmbH (S)	7.750	07/15/17		1,250,000	1,365,625

Barbados 0.1%					435,500

Columbus International, Inc. (S)	7.375	03/30/21		400,000	435,500

Bermuda 0.3%					1,203,025

Aircastle, Ltd.	5.125	03/15/21		230,000	234,025
Kosmos Energy, Ltd. (S)	7.875	08/01/21		950,000	969,000

Brazil 1.8%					7,359,678

Banco Santander Brasil SA (S)	8.000	03/18/16	BRL	1,000,000	431,092
Braskem Finance, Ltd.	6.450	02/03/24		2,015,000	2,169,148
Cia Brasileira de Aluminio (S)	4.750	06/17/24		1,750,000	1,715,000
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20		1,000,000	1,039,434
Odebrecht Finance, Ltd. (S)	8.250	04/25/18	BRL	2,250,000	924,726
TAM Capital, Inc.	7.375	04/25/17		500,000	537,750
Vale Overseas, Ltd.	4.625	09/15/20		500,000	542,528

Canada 1.5%					6,197,121

Air Canada (S)	8.750	04/01/20		1,750,000	1,933,750
Cascades, Inc.	7.875	01/15/20		240,000	252,600
CHC Helicopter SA	9.250	10/15/20		2,700,000	2,949,750
HudBay Minerals, Inc.	9.500	10/01/20		840,000	913,500
Sirius XM Canada Holdings, Inc. (S)	5.625	04/23/2	CAD	160,000	147,521

Cayman Islands 2.6%					10,780,841

Agile Property Holdings, Ltd.	8.375	02/18/19		2,700,000	2,829,913
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000	04/15/21		1,000,000	1,032,500
Champion MTN, Ltd.	3.750	01/17/23		800,000	740,285
China Overseas Grand Oceans Finance Cayman II, Ltd.	5.125	01/23/19		1,527,000	1,566,893
Country Garden Holdings Company, Ltd.	7.250	04/04/21		1,000,000	990,000
Country Garden Holdings Company, Ltd.	7.875	05/27/19		2,500,000	2,606,250
Greenland Hong Kong Holdings, Ltd.	4.750	10/18/16		1,000,000	1,015,000

China 4.6%					18,746,486

Agile Property Holdings, Ltd.	8.875	04/28/17		800,000	832,000
Central China Real Estate, Ltd.	6.500	06/04/18		800,000	776,486
China SCE Property Holdings, Ltd.	11.500	11/14/17		3,000,000	3,210,000
China Shanshui Cement Group, Ltd.	8.500	05/25/16		1,200,000	1,236,000
China Shanshui Cement Group, Ltd.	10.500	04/27/17		2,000,000	2,150,000
Kaisa Group Holdings, Ltd.	8.875	03/19/18		2,800,000	2,908,500
Longfor Properties Company, Ltd.	6.875	10/18/19		3,500,000	3,622,500
Parkson Retail Group, Ltd.	4.500	05/03/18		4,200,000	4,011,000

Colombia 2.0%					8,172,887

Comcel Trust (S)	6.875	02/06/24		500,000	550,000
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23		3,290,000	3,322,900

1

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Colombia (continued)

Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22		4,000,000	$4,299,987

France 0.1%					539,375

Credit Agricole SA (7.875% to 01-23-2024, then 5 Year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24		500,000	539,375

Greece 0.5%					1,927,325

Navios Maritime Acquisition Corp. (S)	8.125	11/15/21		355,000	369,200
Navios Maritime Holdings, Inc.	8.125	02/15/19		1,500,000	1,558,125

Guatemala 0.9%					3,541,557

Agromercantil Senior Trust (S)	6.250	04/10/19		875,000	912,748
Cementos Progreso Trust (S)	7.125	11/06/23		2,405,000	2,628,809

Hong Kong 6.8%					27,934,423

Chalieco Hong Kong Corp., Ltd. (6.875% to 2-28-17, then 3
year CMT + 11.152%) (Q)	6.875	02/28/17		2,500,000	2,591,250
China Oil & Gas Group, Ltd.	5.250	04/25/18		1,500,000	1,545,593
FPT Finance, Ltd.	6.375	09/28/20		1,300,000	1,417,000
Franshion Investment, Ltd.	4.700	10/26/17		1,800,000	1,836,000
Gemdale Asia Investment, Ltd.	6.500	03/04/17	CNY	5,000,000	822,621
Gemdale International Investment, Ltd.	7.125	11/16/17		2,200,000	2,277,000
Hero Asia Investment, Ltd. (5.250% to 12-7-15, then 3 year
CMT + 9.912%) (Q)	5.250	12/07/15		1,000,000	1,021,751
KWG Property Holding, Ltd.	8.975	01/14/19		3,200,000	3,351,360
Metropolitan Light International, Ltd.	5.250	01/17/18		2,600,000	2,655,250
Shimao Property Holdings, Ltd.	6.625	01/14/20		2,300,000	2,323,000
Shimao Property Holdings, Ltd.	11.000	03/08/18		1,200,000	1,305,000
Texhong Textile Group, Ltd.	7.625	01/19/16		2,300,000	2,369,000
Yancoal International Resources Development Company,
Ltd.	4.461	05/16/17		1,000,000	993,470
Yancoal International Trading Company, Ltd. (P)(Q)	7.200	05/22/16		2,000,000	2,100,000
Yanlord Land HK Company, Ltd	5.375	05/23/16 CNY		5,000,000	807,378
Zoomlion HK SPV Company, Ltd.	6.875	04/05/17		500,000	518,750

India 0.4%					1,672,000

ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR +
2.280%)	6.375	04/30/22		1,600,000	1,672,000

Indonesia 1.0%					4,056,250

Adaro Indonesia PT	7.625	10/22/19		2,200,000	2,288,000
Pertamina Persero PT	4.300	05/20/23		500,000	490,250
Perusahaan Listrik Negara PT	5.500	11/22/21		1,200,000	1,278,000

Ireland 0.4%					1,492,500

Ardagh Packaging Finance PLC (P)(S)	3.232	12/15/19		1,500,000	1,492,500

Italy 0.3%					1,140,000

Telecom Italia Capital SA	7.175	06/18/19		1,000,000	1,140,000

Jamaica 1.1%					4,500,000

Digicel Group, Ltd. (S)	8.250	09/30/20		1,250,000	1,350,000
Digicel, Ltd. (S)	7.000	02/15/20		3,000,000	3,150,000

Jersey, Channel Islands 0.1%					515,000

West China Cement, Ltd.	7.500	01/25/16		500,000	515,000

2

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Luxembourg 2.9%					$11,754,903

ALROSA Finance SA (S)	7.750	11/03/20		2,000,000	2,065,940
Altice SA (S)	7.750	05/15/22		2,895,000	3,075,938
ArcelorMittal	6.125	06/01/18		2,575,000	2,803,531
Intelsat Jackson Holdings SA	7.500	04/01/21		500,000	541,250
Intelsat Luxembourg SA	8.125	06/01/23		2,000,000	2,165,000
Takko Luxembourg 2 S.C.A (S)	9.875	04/15/19	EUR	500,000	612,669
Wind Acquisition Finance SA (S)	7.375	04/23/21		465,000	490,575

Marshall Islands 0.2%					780,175

Navios South American Logistics, Inc. (S)	7.250	05/01/22		340,000	352,325
Teekay Offshore Partners LP	6.000	07/30/19		430,000	427,850

Mexico 3.1%					12,737,748

America Movil SAB de CV	6.000	06/09/19	MXN	19,000,000	1,483,473
Cemex Finance LLC (S)	6.000	04/01/24		300,000	312,000
Cemex Finance LLC (S)	9.375	10/12/22		1,250,000	1,475,000
Cemex SAB de CV (S)	6.500	12/10/19		1,500,000	1,590,000
Credito Real SAB de CV (S)	7.500	03/13/19		2,500,000	2,700,000
Grupo Cementos de Chihuahua SAB de CV (S)	8.125	02/08/20		1,000,000	1,100,000
Office Depot de Mexico SA de CV (S)	6.875	09/20/20		3,635,000	3,871,275
Tenedora Nemak SA de CV (S)	5.500	02/28/23		200,000	206,000

Netherlands 4.3%					17,576,849

Bharti Airtel International Netherlands BV	5.125	03/11/23		800,000	846,200
ICTSI Treasury BV	4.625	01/16/23		500,000	486,250
Indo Energy Finance II BV	6.375	01/24/23		4,000,000	3,410,000
Indosat Palapa Company BV	7.375	07/29/20		2,500,000	2,693,750
Listrindo Capital BV	6.950	02/21/19		3,300,000	3,539,250
Lukoil International Finance BV (S)	4.563	04/24/23		1,300,000	1,168,700
Nostrum Oil & Gas Finance BV (S)	6.375	02/14/19		2,000,000	2,079,800
Schaeffler Finance BV (S)	3.250	05/15/19	EUR	1,000,000	1,312,899
Schaeffler Finance BV (S)	4.750	05/15/21		2,000,000	2,040,000

Paraguay 0.1%					547,500

Banco Regional S.A.E.C.A. (S)	8.125	01/24/19		500,000	547,500

Peru 0.7%					2,988,750

Cia Minera Ares SAC (S)	7.750	01/23/21		1,750,000	1,898,750
Inkia Energy, Ltd. (S)	8.375	04/04/21		1,000,000	1,090,000

Russia 1.4%					5,715,940

EuroChem Mineral & Chemical Company OJSC (S)	5.125	12/12/17		2,500,000	2,400,000
Russian Agricultural Bank OJSC (S)	5.100	07/25/18		2,500,000	2,353,440
Severstal OAO (S)	5.900	10/17/22		1,000,000	962,500

Singapore 3.0%					12,356,170

Alam Synergy Pte, Ltd.	9.000	01/29/19		3,400,000	3,707,292
TBG Global Pte, Ltd.	4.625	04/03/18		2,400,000	2,424,000
Theta Capital Pte, Ltd.	6.125	11/14/20		2,290,000	2,353,820
Theta Capital Pte, Ltd.	7.000	05/16/19		800,000	850,558
Yanlord Land Group, Ltd.	10.625	03/29/18		2,800,000	3,020,500

South Africa 0.5%					2,245,000

AngloGold Ashanti Holdings PLC	8.500	07/30/20		2,000,000	2,245,000

Spain 0.3%					1,125,000

BBVA Bancomer SA (S)	6.500	03/10/21		1,000,000	1,125,000

3

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Arab Emirates 0.1%					$443,700

Dubai Electricity & Water Authority (S)	7.375	10/21/20		360,000	443,700

United Kingdom 3.2%					13,003,802

Afren PLC (S)	6.625	12/09/20		2,000,000	1,905,400
Ineos Finance PLC (S)	7.500	05/01/20		750,000	810,000
Inmarsat Finance PLC (S)	4.875	05/15/22		305,000	305,763
Jaguar Land Rover Automotive PLC (S)	8.125	05/15/21		1,000,000	1,112,500
Lloyds Banking Group PLC (7.500% to 06-27-2024, then 5
year U.S. Swap Rate + 4.760%) (Q)	7.500	06/27/24		585,000	613,519
New Look Bondco I PLC (S)	8.750	05/14/18	GBP	750,000	1,319,820
Tullow Oil PLC (S)	6.000	11/01/20		2,000,000	2,020,000
Tullow Oil PLC (S)	6.250	04/15/22		230,000	230,000
Vedanta Resources PLC	6.000	01/31/19		2,700,000	2,808,000
Vedanta Resources PLC	6.750	06/07/16		800,000	838,800
Virgin Media Secured Finance PLC (S)	5.375	04/15/21		1,000,000	1,040,000

United States 35.1%					144,162,907

Access Midstream Partners LP	4.875	03/15/24		1,475,000	1,550,963
Alliance Data Systems Corp. (S)	5.375	08/01/22		1,500,000	1,507,500
Alliance One International, Inc.	9.875	07/15/21		280,000	280,000
Allison Transmission, Inc. (S)	7.125	05/15/19		925,000	978,188
Alpha Natural Resources, Inc. (S)	7.500	08/01/20		500,000	482,500
AMC Entertainment, Inc.	5.875	02/15/22		280,000	288,400
American Airlines 2013-2 Class B Pass Through Trust	5.600	07/15/20		234,572	243,368
American Energy-Permian Basin LLC (P)(S)	6.741	08/01/19		3,500,000	3,421,250
American Gilsonite Company (S)	11.500	09/01/17		1,900,000	2,063,875
AmeriGas Finance LLC	7.000	05/20/22		1,000,000	1,085,000
Ancestry.com, Inc., PIK (S)	9.625	10/15/18		1,815,000	1,855,838
Arch Coal, Inc. (S)	8.000	01/15/19		1,370,000	1,318,625
Associated Materials LLC	9.125	11/01/17		2,140,000	2,145,350
Avaya, Inc. (S)	9.000	04/01/19		1,500,000	1,556,250
B/E Aerospace, Inc.	5.250	04/01/22		2,600,000	2,814,500
BioScrip, Inc. (S)	8.875	02/15/21		250,000	257,500
Brightstar Corp. (S)	7.250	08/01/18		1,500,000	1,636,875
Brightstar Corp. (S)	9.500	12/01/16		1,000,000	1,062,000
Cablevision Systems Corp.	7.750	04/15/18		1,500,000	1,668,750
Cablevision Systems Corp.	8.000	04/15/20		1,000,000	1,140,000
Cablevision Systems Corp.	8.625	09/15/17		475,000	541,500
Calfrac Holdings LP (S)	7.500	12/01/20		650,000	690,625
Calpine Corp. (S)	7.875	01/15/23		1,000,000	1,110,000
Carrizo Oil & Gas, Inc.	7.500	09/15/20		2,000,000	2,140,000
Cash America International, Inc.	5.750	05/15/18		1,000,000	1,040,000
CCO Holdings LLC	7.375	06/01/20		500,000	540,000
Cequel Communications Escrow I LLC (S)	6.375	09/15/20		500,000	525,000
Chaparral Energy, Inc.	7.625	11/15/22		850,000	912,688
Chrysler Group LLC	8.250	06/15/21		1,850,000	2,067,375
Cincinnati Bell, Inc.	8.375	10/15/20		1,500,000	1,627,500
Cincinnati Bell, Inc.	8.750	03/15/18		480,000	502,680
Clayton Williams Energy, Inc.	7.750	04/01/19		1,500,000	1,582,500
Clear Channel Communications, Inc., PIK	14.000	02/01/21		1,368,550	1,375,393
Community Health Systems, Inc. (S)	6.875	02/01/22		220,000	233,750
Community Health Systems, Inc.	7.125	07/15/20		500,000	541,250
Compressco Partners LP (S)	7.250	08/15/22		935,000	944,350
Conn's, Inc. (S)	7.250	07/15/22		1,250,000	1,206,250
Cott Beverages, Inc. (S)	5.375	07/01/22		400,000	398,000
Covenant Surgical Partners, Inc. (S)	8.750	08/01/19		1,200,000	1,200,000

4

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Crestview DS Merger Sub II, Inc.	10.000	09/01/21	1,400,000	$1,582,000
E*TRADE Financial Corp.	6.375	11/15/19	1,525,000	1,635,563
Edgen Murray Corp. (S)	8.750	11/01/20	1,250,000	1,400,000
Endo Finance LLC (S)	7.250	01/15/22	1,750,000	1,896,563
Enova International, Inc. (S)	9.750	06/01/21	125,000	127,813
EP Energy LLC	7.750	09/01/22	2,000,000	2,245,000
ExamWorks Group, Inc.	9.000	07/15/19	500,000	540,000
First Cash Financial Services, Inc. (S)	6.750	04/01/21	165,000	174,075
First Data Corp.	11.750	08/15/21	1,968,000	2,327,160
Florida East Coast Holdings Corp. (S)	6.750	05/01/19	335,000	353,425
Forbes Energy Services, Ltd.	9.000	06/15/19	920,000	943,000
Gentiva Health Services, Inc.	11.500	09/01/18	2,000,000	2,145,000
Global Partners LP (S)	6.250	07/15/22	315,000	316,575
Harbinger Group, Inc.	7.875	07/15/19	200,000	217,000
Hardwoods Acquisition, Inc. (S)	7.500	08/01/21	335,000	340,863
Hexion US Finance Corp.	8.875	02/01/18	2,500,000	2,593,750
Hexion US Finance Corp.	9.000	11/15/20	750,000	759,375
HJ Heinz Company	4.250	10/15/20	1,500,000	1,520,625
IAC/InterActiveCorp	4.875	11/30/18	180,000	186,750
Iron Mountain, Inc.	6.000	08/15/23	1,000,000	1,067,500
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	1,500,000	1,440,000
Key Energy Services, Inc.	6.750	03/01/21	2,250,000	2,283,750
Kinetic Concepts, Inc.	10.500	11/01/18	125,000	139,531
Kraton Polymers LLC	6.750	03/01/19	500,000	524,375
Ladder Capital Finance Holdings LLLP (S)	5.875	08/01/21	785,000	796,775
LMI Aerospace, Inc. (S)	7.375	07/15/19	2,950,000	2,986,875
Midstates Petroleum Company, Inc.	9.250	06/01/21	1,000,000	1,082,500
Modular Space Corp. (S)	10.250	01/31/19	265,000	274,938
Mohegan Tribal Gaming Authority	9.750	09/01/21	1,375,000	1,478,125
Nationstar Mortgage LLC	7.875	10/01/20	2,050,000	2,111,500
Navistar International Corp.	8.250	11/01/21	2,750,000	2,853,125
NRG Yield Operating LLC (S)	5.375	08/15/24	710,000	734,850
Ocwen Financial Corp. (S)	6.625	05/15/19	500,000	485,000
Outerwall, Inc.	6.000	03/15/19	150,000	153,000
Parker Drilling Company	7.500	08/01/20	1,000,000	1,072,500
PF Chang's China Bistro, Inc. (S)	10.250	06/30/20	500,000	512,500
Plains Exploration & Production Company	6.875	02/15/23	2,250,000	2,612,813
Post Holdings, Inc.	7.375	02/15/22	1,500,000	1,575,000
Quiksilver, Inc. (S)	7.875	08/01/18	1,240,000	1,168,700
Rain CII Carbon LLC (S)	8.000	12/01/18	2,500,000	2,600,000
Rex Energy Corp. (S)	6.250	08/01/22	320,000	320,000
Rex Energy Corp.	8.875	12/01/20	500,000	547,500
Reynolds Group Issuer, Inc.	9.000	04/15/19	2,500,000	2,625,000
Reynolds Group Issuer, Inc.	9.875	08/15/19	1,550,000	1,718,563
Rialto Holdings LLC (S)	7.000	12/01/18	2,325,000	2,418,000
Rio Oil Finance Trust Series 2014-1 (S)	6.250	07/06/24	500,000	532,553
Rite Aid Corp.	9.250	03/15/20	680,000	761,600
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21	2,440,000	2,647,400
Samson Investment Company	9.750	02/15/20	3,000,000	3,060,000
SandRidge Energy, Inc.	7.500	03/15/21	2,250,000	2,362,500
Sandridge Energy, Inc.	8.125	10/15/22	1,500,000	1,593,750
SBA Communications Corp. (S)	4.875	07/15/22	315,000	310,275
Select Medical Corp.	6.375	06/01/21	500,000	519,688
Seventy Seven Energy, Inc. (S)	6.500	07/15/22	380,000	391,400
Simmons Foods, Inc. (S)	10.500	11/01/17	195,000	207,188
Southern States Cooperative, Inc. (S)	10.000	08/15/21	1,900,000	1,928,500

5

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

SPL Logistics Escrow LLC (S)	8.875	08/01/20		590,000	$653,425
Springleaf Finance Corp.	6.900	12/15/17		500,000	546,250
Sprint Communications, Inc.	6.000	11/15/22		500,000	498,750
Sprint Communications, Inc. (S)	9.000	11/15/18		545,000	647,869
Sprint Nextel Corp.	8.375	08/15/17		1,000,000	1,140,000
Steel Dynamics, Inc.	7.625	03/15/20		2,750,000	2,908,125
Summit Midstream Holdings LLC	7.500	07/01/21		1,000,000	1,100,000
T-Mobile USA, Inc.	6.125	01/15/22		374,000	387,558
T-Mobile USA, Inc.	6.731	04/28/22		1,000,000	1,055,000
Tenneco, Inc.	6.875	12/15/20		590,000	637,938
The Goodyear Tire & Rubber Company	7.000	05/15/22		1,750,000	1,907,500
The Hertz Corp.	6.250	10/15/22		1,500,000	1,563,750
Thompson Creek Metals Company, Inc.	7.375	06/01/18		750,000	750,000
Tops Holding Corp.	8.875	12/15/17		1,000,000	1,067,500
Toys R Us Property Company II LLC	8.500	12/01/17		1,000,000	1,022,500
TransDigm, Inc. (S)	6.500	07/15/24		250,000	256,250
tw telecom holdings, Inc.	5.375	10/01/22		1,000,000	1,087,500
US Concrete, Inc.	8.500	12/01/18		1,255,000	1,355,400
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21		1,000,000	1,090,000
Vector Group, Ltd.	7.750	02/15/21		1,340,000	1,427,100
W&T Offshore, Inc.	8.500	06/15/19		500,000	535,000
Walter Investment Management Corp. (S)	7.875	12/15/21		1,105,000	1,124,338
William Lyon Homes, Inc.	5.750	04/15/19		600,000	606,000
Windstream Corp.	7.500	06/01/22		1,500,000	1,631,250
Wise Metals Group LLC (S)	8.750	12/15/18		1,000,000	1,080,000
WMG Acquisition Corp. (S)	6.750	04/15/22		350,000	346,500

Venezuela 0.8%					3,464,750

Petroleos de Venezuela SA	5.000	10/28/15		900,000	837,000
Petroleos de Venezuela SA	5.375	04/12/27		500,000	275,750
Petroleos de Venezuela SA (S)	8.500	11/02/17		2,625,000	2,352,000

Virgin Islands 1.1%					4,611,162

Franshion Brilliant, Ltd.	5.750	03/19/19		1,000,000	1,033,750
Poly Real Estate Finance, Ltd.	5.250	04/25/19		1,500,000	1,547,760
Wanda Properties Overseas, Ltd.	4.875	11/21/18		2,000,000	2,029,652

Capital Preferred Securities 0.6%					$2,334,813

(Cost $2,251,838)

United States 0.6%					2,334,813

Goldman Sachs Capital II (P)(Q)	4.000	10/27/14		1,375,000	1,086,250
Goldman Sachs Capital III (P)(Q)	4.000	10/27/14		1,375,000	1,082,813
Mellon Capital IV (P)(Q)	4.000	10/27/14		195,000	165,750

Foreign Government Obligations 1.0%					$4,193,724

(Cost $4,170,962)

Argentina 0.1%					403,787

Republic of Argentina (H)	8.280	12/31/33		504,734	403,787

Brazil 0.7%					2,885,937

Federative Republic of Brazil	10.000	01/01/18	BRL	6,570,000	2,885,937

Vietnam 0.2%					904,000

Socialist Republic of Vietnam	6.750	01/29/20		800,000	904,000

6

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Term Loans (M) 7.5%				$30,741,795

(Cost $30,913,460)

Cayman Islands 0.2%				829,509

Offshore Group Investment, Ltd.	5.000	10/25/17	832,632	829,509

Luxembourg 0.7%				3,067,134

CD&R Millennium Holdco 6 SARL	8.250	07/31/22	1,500,000	1,494,375
Mallinckrodt International Finance SA (T)	TBD	03/19/21	1,580,000	1,572,759

Netherlands 0.3%				1,132,520

Amaya BV	8.000	08/01/22	650,000	658,125
Sybil Finance BV	4.750	03/20/20	474,000	474,395

United States 6.3%				25,712,632

American Energy- Marcellus LLC	5.250	08/04/20	400,000	400,333
Attachmate Corp.	7.250	11/22/17	455,037	457,881
Capital Safety North America Holdings, Inc.	3.750	03/29/21	498,750	494,386
Capital Safety North America Holdings, Inc.	6.500	03/28/22	500,000	500,000
Catalent Pharma Solutions, Inc.	4.500	05/20/21	250,000	249,911
Checkout Holding Corp.	4.500	04/09/21	390,000	383,175
CRC Health Corp.	5.250	03/29/21	299,250	299,905
CRC Health Corp.	9.000	09/28/21	700,000	702,333
Fieldwood Energy LLC (T)	TBD	09/30/20	750,000	763,907
Gardner Denver, Inc.	4.250	07/30/20	992,500	989,192
Gates Global LLC	4.250	07/05/21	1,625,000	2,130,499
Gentiva Health Services, Inc.	6.500	10/18/19	995,000	995,000
Hillman Group, Inc.	4.500	06/30/21	300,000	299,906
Jazz Acquisition, Inc.	4.500	06/19/21	625,000	624,739
JC Penney Company, Inc.	5.000	06/20/19	450,000	449,812
JC Penney Corp., Inc.	6.000	05/22/18	744,361	747,524
Key Safety Systems, Inc. (T)	TBD	08/29/21	1,300,000	1,298,375
Lands' End, Inc.	4.250	04/02/21	2,598,500	2,571,431
Mill US Acquisition LLC	8.500	07/03/21	500,000	491,250
National Mentor Holdings, Inc.	4.750	01/31/21	401,431	400,929
NTelos, Inc.	5.750	11/08/19	992,424	992,424
Opal Acquisition, Inc.	5.000	11/27/20	497,500	497,397
Oxbow Carbon & Minerals LLC	8.000	01/17/20	500,000	506,563
Sedgwick, Inc.	6.750	02/28/22	500,000	495,313
Shearer's Foods LLC	4.500	06/30/21	225,000	224,578
Smile Brands Group, Inc.	7.500	08/15/19	1,400,000	1,365,000
Surgery Center Holdings, Inc. (T)	TBD	07/09/20	1,100,000	1,098,625
Templar Energy LLC	8.000	11/25/20	500,000	492,500
The Goodyear Tire & Rubber Company	4.750	04/30/19	1,000,000	1,003,333
The Men's Wearhouse, Inc.	4.500	06/18/21	310,000	311,356
The Sun Products Corp.	5.500	03/23/20	491,295	470,825
Toys R Us - Delaware, Inc.	5.250	05/25/18	989,358	823,641
Twin River Management Group, Inc.	5.250	07/10/20	125,000	124,792
UTEX Industries, Inc.	5.000	05/22/21	350,000	350,000
UTEX Industries, Inc.	8.250	05/22/22	350,000	356,125
Valeant Pharmaceuticals International, Inc.	3.750	08/05/20	401,107	399,728
Walter Energy, Inc.	7.250	04/02/18	500,000	474,375
Weight Watchers International, Inc.	4.000	04/02/20	224,432	176,319
World Endurance Holdings	5.250	06/26/21	300,000	299,250

7

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Collateralized Mortgage Obligations 0.1%				$245,774

(Cost $245,000)

United States 0.1%				245,774

Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.906	11/05/30	245,000	245,774
			Shares	Value

Common Stocks 0.1%				$659,168

(Cost $656,150)

United States 0.1%				659,168

Tyson Foods, Inc. (I)			13,123	659,168

			Shares	Value

Preferred Securities 2.5%				$10,458,066

(Cost $10,364,157)

Luxembourg 0.1%				371,240

ArcelorMittal, 6.000%			8,000	179,440
Intelsat SA, 5.750%			4,000	191,800

United States 2.4%				10,086,826

Ally Financial, Inc., 7.000% (S)			300	301,622
American Tower Corp., 5.250%			7,100	804,004
Cliffs Natural Resources, Inc., 7.000%			60,000	898,200
Dominion Resources, Inc., 6.125%			21,800	1,237,150
Dominion Resources, Inc., 6.375% (I)			19,977	1,015,431
Exelon Corp., 6.500%			12,600	636,300
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%),
7.250%			37,450	1,068,449
Hartford Financial Services Group, Inc., 7.875%			47,000	1,417,520
NextEra Energy, Inc., 5.799%			24,000	1,322,400
Thompson Creek Metals Company, Inc., 6.500%			45,000	663,750
Weyerhaeuser Company, 6.375%			12,500	722,000

			Par value	Value

Short-Term Investments 3.4%				$13,794,000

(Cost $13,794,000)

Repurchase Agreement 3.4%				13,794,000

Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $13,794,000 on 9-2-14, collateralized by $14,270,000 U.S. Treasury Note, 0.625% due 11-30-17 (valued
at $14,070,077, including interest)			$13,794,000	13,794,000

Total investments (Cost $405,581,759)† 98.9%				$406,063,781

Other assets and liabilities, net 1.1%				$4,384,690

Total net assets 100.0%				$410,448,471

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

8

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

Currency Abbreviations

BRL Brazilian Real

CAD Canadian Dollar

CNY Chinese Yuan Renminbi

EUR Euro

GBP Pound Sterling

MXN Mexican Peso

Notes to Schedule of Investments

CMT Constant Maturity Treasury

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To Be Determined

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $132,472,200 or 32.3% of the fund's net assets as of 8-31-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase not known prior to the settlement date, including coupon rate.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $406,055,111. Net unrealized appreciation aggregated $8,670, of which $3,334,944 related to appreciated investment securities and $3,326,274 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-14:

Financials	21.0%
Energy	15.6%
Materials	13.6%
Consumer Discretionary	12.1%
Industrials	8.4%
Telecommunication Services	6.7%
Consumer Staples	5.9%
Health Care	4.6%
Utilities	3.6%
Information Technology	2.9%
Foreign Government Obligations	1.0%
Collateralized Mortgage
Obligations	0.1%
Short-Term Investments & Other	4.5%

Total	100.0%

9

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	8-31-14	Price	Inputs	Inputs
Corporate Bonds	$343,636,441	—	$343,636,441	—
Capital Preferred Securities	2,334,813	—	2,334,813	—
Foreign Government Obligations	4,193,724	—	4,193,724	—
Term Loans	30,741,795	—	30,741,795	—
Collateralized Mortgage Obligations	245,774	—	245,774	—
Common Stocks	659,168	$659,168	—	—
Preferred Securities	10,458,066	9,087,995	1,370,071	—
Short-Term Investments	13,794,000	—	13,794,000	—

Total Investments in Securities	$406,063,781	$9,747,163	$396,316,618	—
Other Financial Instruments:
Futures	($51,918)	($51,918)	—	—
Forward Foreign Currency Contracts	$176,838	—	$176,838	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund custodian. The collateral amount is

10

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended August 31, 2014, the fund used futures contracts to mange duration fo the fund. The following table summarizes the contracts held at August 31, 2014.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

10-Year U.S. Treasury Note Futures	150	Short	Dec 2014	($18,815,270)	($18,867,188)	($51,918)
						($51,918)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

11

Global Short Duration Credit Fund
As of 8-31-14 (Unaudited)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.

Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2014, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2014.

								Net Unrealized
					Contractual	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Settlement Date	Appreciation	Depreciation	(Depreciation)

USD	1,592,366	CAD	1,699,803	Toronto Dominion Bank	10/1/2014	$30,069	-	$30,069

USD	1,196,606	EUR	881,562	State Street Bank and Trust Company	10/1/2014	38,105	-	38,105

USD	3,049,523	EUR	2,238,017	UBS AG	10/1/2014	108,441	-	108,441

USD	7,571	GBP	4,427	JPMorgan Chase Bank N.A.	10/1/2014	223	-	223

						$176,838	-	$176,838

For additional information on the fund’s significant accounting policies, please refer to fund’s most recent semiannual or annual shareholder report.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.

426Q1 8/14
10/14

John Hancock
Global Conservative Absolute Return Fund

Quarterly portfolio holdings 8/31/2014

John Hancock
INVESTMENTS

Global Conservative Absolute Return Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 33.6%					$35,805,123

(Cost $33,368,402)

Australia 0.2%					173,887

APT Pipelines, Ltd.	4.250	11/26/24	GBP	100,000	173,887

Cayman Islands 0.6%					665,152

Southern Water Services Finance, Ltd. (4.500% to 3-31-22,
then 3 month LIBOR + 7.845%)	4.500	03/31/38	GBP	100,000	169,250
Thames Water Utilities Cayman Finance, Ltd.	4.625	06/04/46	GBP	100,000	176,263
Trafford Centre Finance, Ltd.	6.500	07/28/33	GBP	97,419	207,506
Yorkshire Water Services Bradford Finance, Ltd.	6.375	08/19/39	GBP	50,000	112,133

China 2.3%					2,500,479

Bank of China, Ltd.	0.340	10/14/14		2,500,000	2,500,479

Denmark 0.3%					273,016

DONG Energy A/S	4.875	01/12/32	GBP	150,000	273,016

France 1.5%					1,650,147

AXA SA (6.772% to 10-16-19, then 3 month LIBOR +
2.370%) (Q)	6.772	10/16/19	GBP	100,000	180,251
BNP Paribas SA (5.945% to 4-19-16, then 3 month LIBOR +
1.130%) (Q)	5.945	04/19/16	GBP	100,000	170,290
Electricite de France SA	5.875	07/18/31	GBP	80,000	162,313
Electricite de France SA	6.000	2114**	GBP	100,000	209,490
Electricite de France SA	6.250	05/30/28	GBP	150,000	312,896
GDF Suez	7.000	10/30/28	GBP	100,000	226,243
Orange SA	9.000	03/01/31		150,000	229,223
Pernod-Ricard SA (S)	4.250	07/15/22		150,000	159,441

Germany 3.9%					4,190,942

Credit Agricole SA	5.500	12/17/21	GBP	100,000	193,336
Deutsche Bank AG	0.010	11/14/14		4,000,000	3,997,606

Ireland 0.6%					698,442

Bank of Ireland Mortgage Bank	3.625	10/02/20	EUR	100,000	151,671
GE Capital UK Funding	8.000	01/14/39	GBP	150,000	405,751
Rottapharm, Ltd.	6.125	11/15/19	EUR	100,000	141,020

Italy 0.5%					492,587

Assicurazioni Generali SpA (6.269% to 6-16-26, then 3
month LIBOR + 2.350%) (Q)	6.269	06/16/26	GBP	100,000	172,656
Enel SpA	6.250	06/20/19	GBP	120,000	229,762
Telecom Italia SpA	6.375	06/24/19	GBP	50,000	90,169

Jersey, Channel Islands 1.0%					1,117,665

CPUK Finance, Ltd.	7.239	02/28/24	GBP	100,000	213,503
HBOS Capital Funding LP (6.461% to 11-30-18, then 5 Year
U.K. Treasury + 2.850%) (Q)	6.461	11/30/18	GBP	100,000	176,391
Heathrow Funding, Ltd.	6.450	12/10/31	GBP	250,000	540,549
QBE Capital Funding IV, Ltd. (7.500% to 5-24-21, then 10
Year Swap Rate + 4.003%)	7.500	05/24/41	GBP	100,000	187,222

Luxembourg 0.2%					190,260

Glencore Finance Europe SA	6.500	02/27/19	GBP	100,000	190,260

Mexico 0.3%					313,327

America Movil SAB de CV	5.750	06/28/30	GBP	50,000	98,520

1

Global Conservative Absolute Return Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Mexico (continued)

Petroleos Mexicanos	8.250	06/02/22	GBP	100,000	$214,807

Netherlands 1.3%					1,388,340

Aegon NV	6.625	12/16/39	GBP	100,000	231,784
BMW Finance NV	3.375	12/14/18	GBP	100,000	174,408
Deutsche Annington Finance BV	3.125	07/25/19	EUR	100,000	142,962
E.ON International Finance BV	6.375	06/07/32	GBP	150,000	318,328
ING Bank NV (6.875% to 5-29-18, then 3 month LIBOR +
2.550%)	6.875	05/29/23	GBP	100,000	185,277
LYB International Finance BV	4.000	07/15/23		150,000	158,681
Siemens Financieringsmaatschappij NV (6.125% to 9-14-16,
then 3 month LIBOR + 2.250%)	6.125	09/14/66	GBP	100,000	176,900

Spain 0.2%					186,951

Telefonica Emisiones SAU	5.597	03/12/20	GBP	100,000	186,951

Switzerland 4.4%					4,681,135

Credit Suisse AG	0.260	12/08/14		1,500,000	1,499,916
Credit Suisse AG	0.330	02/27/15		3,000,000	2,999,848
Swiss Reinsurance Company (6.302% to 5-25-19, then 6
month LIBOR + 2.120%) (Q)	6.302	05/25/19	GBP	100,000	181,371

United Kingdom 13.4%					14,239,613

ABP Finance PLC	6.250	12/14/26	GBP	100,000	202,547
Affinity Sutton Capital Markets PLC	5.981	09/17/38	GBP	100,000	225,175
Annington Finance No. 1 PLC	8.000	10/02/21	GBP	73,049	145,447
Arqiva Financing PLC	4.882	12/31/32	GBP	100,000	176,341
Aspire Defence Finance PLC	4.674	03/31/40	GBP	100,000	180,255
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate +
5.130%)	6.125	07/05/43	EUR	100,000	155,703
Aviva PLC (6.625% to 6-3-21, then 6 month LIBOR +
4.136%)	6.625	06/03/41	GBP	100,000	187,307
AWG Parent Company, Ltd.	6.625	01/15/29	GBP	50,000	109,218
Barclays Bank PLC	10.000	05/21/21	GBP	200,000	443,555
Broadgate Financing PLC	5.098	04/05/33	GBP	99,667	180,379
Centrica PLC	4.250	09/12/44	GBP	100,000	165,234
Coventry Building Society	5.875	09/28/22	GBP	100,000	197,422
Dignity Finance PLC	8.151	12/31/30	GBP	150,000	359,612
Direct Line Insurance Group PLC (9.250% to 4-27-22, then 6
month LIBOR + 7.207%)	9.250	04/27/42	GBP	100,000	213,012
Enterprise Inns PLC	6.500	12/06/18	GBP	100,000	177,287
FirstGroup PLC	8.125	09/19/18	GBP	100,000	196,421
G4S PLC	7.750	05/13/19	GBP	100,000	198,572
Go-Ahead Group PLC	5.375	09/29/17	GBP	100,000	180,243
Hammerson PLC	5.250	12/15/16	GBP	100,000	178,709
HSBC Bank PLC	6.500	07/07/23	GBP	100,000	197,332
HSBC Holdings PLC	6.000	03/29/40	GBP	100,000	196,644
Imperial Tobacco Finance PLC	9.000	02/17/22	GBP	150,000	336,276
Integrated Accommodation Services PLC	6.480	03/31/29	GBP	78,856	162,474
Jaguar Land Rover Automotive PLC	8.250	03/15/20	GBP	100,000	184,277
Land Securities Capital Markets PLC (4.875% to 11-7-17,
then 3 month LIBOR + 0.688%)	4.875	11/07/19	GBP	100,000	181,046
LCR Finance PLC	5.100	03/07/51	GBP	30,000	71,201
Legal & General Group PLC (4.000% to 6-8-15 then 3 month
EURIBOR +1.700%)	4.000	06/08/25	EUR	50,000	66,354
Legal & General Group PLC (5.875% to 4-1-19, then 5 Year
U.K. Treasury + 2.330%) (Q)	5.875	04/01/19	GBP	32,000	56,246

2

Global Conservative Absolute Return Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Kingdom (continued)

Lend Lease Europe Finance PLC	6.125	10/12/21	GBP	100,000	$188,088
Lloyds Bank PLC	6.500	09/17/40	GBP	40,000	90,344
Lloyds Bank PLC	9.625	04/06/23	GBP	100,000	228,352
Marks & Spencer PLC	6.125	12/02/19	GBP	100,000	189,519
Marstons Issuer PLC (5.158% to 7-15-19, then 3 month
LIBOR + 1.320%)	5.158	10/15/27	GBP	100,000	182,298
Mitchells & Butlers Finance PLC	5.965	12/15/23	GBP	51,819	96,907
Mizuho Bank, Ltd.	0.250	11/12/14	GBP	3,000,000	3,000,187
National Grid Electricity Transmission PLC	5.875	02/02/24	GBP	150,000	300,657
National Westminster Bank PLC	6.500	09/07/21	GBP	50,000	93,775
Nationwide Building Society	6.750	07/22/20	EUR	100,000	163,345
Nationwide Building Society (7.971% to 3-13-15, then 5 Year
U.K. Treasury + 4.050%) (Q)	7.971	03/13/15	GBP	100,000	170,146
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro
Swap Rate + 2.880%)	4.250	06/18/76	EUR	100,000	141,582
Octagon Healthcare Funding PLC	5.333	12/31/35	GBP	89,875	172,968
Provident Financial PLC	8.000	10/23/19	GBP	50,000	94,450
Prudential PLC (P)	5.700	12/19/63	GBP	100,000	183,882
Rentokil Initial PLC	3.250	10/07/21	EUR	100,000	145,687
RSA Insurance Group PLC (8.500% to 12-8-14, then 5 Year
U.K. Treasury + 4.375%) (Q)	8.500	12/08/14	GBP	100,000	167,675
Scottish Widows PLC (5.125% to 9-24-15 then 3 month
LIBOR +1.630%) (Q)	5.125	09/24/15	GBP	100,000	167,260
Segro PLC	6.750	02/23/24	GBP	120,000	250,728
Severn Trent Utilities Finance PLC	6.125	02/26/24	GBP	100,000	201,464
SSE PLC	6.250	08/27/38	GBP	120,000	261,020
Stagecoach Group PLC	5.750	12/16/16	GBP	100,000	179,753
Telereal Securitisation PLC	5.565	12/10/31	GBP	62,555	120,319
Tesco Property Finance 3 PLC	5.744	04/13/40	GBP	246,997	458,696
The Great Rolling Stock Company PLC	6.500	04/05/31	GBP	99,000	202,352
The Royal Bank of Scotland PLC	6.875	05/17/25	GBP	100,000	211,522
The Unique Pub Finance Company PLC	6.542	03/30/21	GBP	92,000	160,752
Virgin Media Secured Finance PLC	5.500	01/15/21	GBP	100,000	171,507
Wales & West Utilities Finance PLC	6.250	11/30/21	GBP	100,000	199,907
Western Power Distribution West Midlands PLC	5.750	04/16/32	GBP	110,000	221,851
WM Morrison Supermarkets PLC	3.500	07/27/26	GBP	100,000	152,953
WPP Finance 2010	5.625	11/15/43		140,000	156,494
Zurich Finance UK PLC (6.625% to 10-2-22, then 5 Year
U.K. Treasury + 2.850%) (Q)	6.625	10/02/22	GBP	100,000	188,884

United States 2.9%					3,043,180

Altria Group, Inc.	5.375	01/31/44		150,000	166,761
Altria Group, Inc.	9.950	11/10/38		33,000	56,099
American International Group, Inc.	5.000	04/26/23	GBP	150,000	279,025
Amgen, Inc.	4.000	09/13/29	GBP	100,000	167,473
AT&T, Inc.	7.000	04/30/40	GBP	150,000	353,239
Bank of America Corp.	6.125	09/15/21	GBP	150,000	295,221
Bank of America Corp.	8.125	06/02/28	GBP	100,000	230,245
Citigroup, Inc.	4.500	03/03/31	GBP	200,000	331,966
DIRECTV Holdings LLC	4.375	09/14/29	GBP	100,000	170,962
Energy Transfer Partners LP	3.600	02/01/23		150,000	148,995
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07/31/19		100,000	107,750
GE Capital Trust V (5.500% to 9-15-16, then 3 month LIBOR
+ 1.615%)	5.500	09/15/66	GBP	100,000	172,659
Morgan Stanley	5.750	02/14/17	GBP	100,000	180,908
Verizon Communications, Inc. (S)	5.012	08/21/54		83,000	86,694

3

Global Conservative Absolute Return Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value
United States (continued)

Verizon Communications, Inc.	6.550	09/15/43		84,000	$108,290
Wells Fargo Bank NA	5.250	08/01/23	GBP	100,000	186,893

Capital Preferred Securities 0.2%					$175,146

(Cost $150,830)

United States 0.2%					175,146

Rabobank Capital Funding Trust IV (5.556% to 12-31-19
then 6 month LIBOR + 1.460%) (Q)	5.556	12/31/19	GBP	100,000	175,146

Foreign Government Obligations 12.9%					$13,720,774

(Cost $12,786,331)

Brazil 8.2%					8,767,330

Federative Republic of Brazil	6.000	08/15/22	BRL	7,700,000	8,767,330

Germany 4.7%					4,953,444

Federal Republic of Germany	2.500	07/04/44	EUR	3,200,000	4,953,444

Collateralized Mortgage Obligations 0.1%					$64,272

(Cost $55,882)

United Kingdom 0.1%					64,272

Canary Wharf Finance II PLC
Series II, Class A1	6.455	10/22/33	GBP	29,781	64,272
				Shares	Value

Purchased Options 1.7%					$1,854,032

(Cost $2,243,122)

Call Options 0.1%					85,837

Over the Counter Option on the GBP vs. USD (Expiration Date: 1-11-16; Strike Price:
$1.71; Counterparty: Royal Bank of Scotland) (I)				3,120,000	85,837

Put Options 1.6%					1,768,195

Over the Counter Option on a 11 year Interest Rate Swap (Expiration Date: 6-2-15;
Strike Rate: 2.900%; Underlying Swap: Pay Fixed 2.900%, receive USD LIBOR
maturing 7-4-25; Counterparty: Barclays Bank PLC) (I)				23,900,000	417,313
Over the Counter Option on a 2 year Interest Rate Swap (Expiration Date: 7-18-16;
Strike Rate: 2.190%; Underlying Swap: Pay Fixed 2.190%, receive USD LIBOR
maturing 7-20-18; Counterparty: Morgan Stanley & Company, Inc.) (I)				55,300,000	481,337
Over the Counter Option on a 20 year Interest Rate Swap (Expiration Date: 11-27-33;
Strike Rate: 4.000%; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR
maturing 11-30-53; Counterparty: Morgan Stanley & Company, Inc.) (I)				11,000,000	594,121
Over the Counter Option on the USD vs. GBP (Expiration Date: 1-11-16; Strike Price:
$1.71; Counterparty: Royal Bank of Scotland) (I)				3,120,000	275,424

	Yield	Maturity
	(%)*	date		Par value^	Value

Short-Term Investments 50.1%					$53,327,442

(Cost $53,324,962)

Certificate of Deposit 19.5%					20,751,559

ABN AMRO Bank NV	0.300	10/10/14		3,500,000	3,500,448
ABN AMRO Bank NV	0.340	09/10/14		1,000,000	1,000,060

4

Global Conservative Absolute Return Fund

As of 8-31-14 (Unaudited)

	Yield	Maturity
	(%)*	date	Par value^	Value
Certificate of Deposit (continued)

Credit Agricole SA	0.350	10/16/14	3,500,000	$3,500,886
ING Bank NV	0.240	09/02/14	2,500,000	2,500,022
Nationwide Building Society	0.220	11/17/14	4,500,000	4,499,900
Natixis	0.260	09/02/14	4,000,000	4,000,000
Natixis	0.320	11/03/14	750,000	750,123
Societe Generale SA	0.700	09/05/14	1,000,000	1,000,120

Commercial Paper 20.7%				21,992,039

Agence Centrale Organismes	0.212	10/03/14	4,000,000	3,999,584
Barclays Bank PLC	0.230	10/24/14	4,000,000	3,998,973
Commerzbank AG	0.286	10/21/14	5,000,000	4,998,300
Landwirtschaftliche Rentenbank	0.110	09/15/14	5,000,000	4,999,786
Nomura International PLC	0.470	11/28/14	4,000,000	3,995,396

Time Deposits 4.8%				5,159,019

Abbey National	0.080	09/03/14	628,388	628,388
DZ Bank AG	0.070	09/03/14	2,688,138	2,688,138
KBC Bank NV	0.100	09/03/14	1,842,493	1,842,493

U.S. Government 4.7%				4,999,825

U.S. Treasury Bill	0.031	11/13/14	5,000,000	4,999,825

			Par value	Value

Repurchase Agreement 0.4%				425,000

Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $425,000 on 9-2-14, collateralized by
$440,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued at
$433,836, including interest)			425,000	425,000

Total investments (Cost $101,929,529)† 98.6%				$104,946,789

Other assets and liabilities, net 1.4%				$1,529,809

Total net assets 100.0%				$106,476,598

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

BRL Brazilian Real

EUR Euro

GBP Pound Sterling

USD United States Dollar

EURIBOR Euro Interbank Offered Rate

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

** Maturity date is 1-23-2114.

5

Global Conservative Absolute Return Fund
As of 8-31-14 (Unaudited)

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $102,100,993. Net unrealized appreciation aggregated $2,845,796, of which $3,323,548 related to appreciated investment securities and $477,752 related to depreciated investment securities.

The fund had the following portfolio allocation as a percentage of net assets on 8-31-14:

Financials	22.1%
Foreign Government Obligations	12.9%
Utilities	3.7%
Industrials	2.5%
Consumer Discretionary	1.9%
Purchased Options	1.7%
Telecommunication Services	1.1%
Health Care	1.1%
Consumer Staples	0.8%
Energy	0.3%
Materials	0.3%
Collateralized Mortgage Obligations	0.1%
Short-Term Investments & Other	51.5%

Total	100.0%

6

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the

7

counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2014, the fund used futures contracts to manage duration of fund, manage against anticipated interest rate changes and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at August 31, 2014.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

U.S. Treasury Long Bond Futures	41	Short	Dec 2014	($5,718,114)	($5,743,844)	($25,730)

						($25,730)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

8

During the period ended August 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at August 31, 2014.

								Net Unrealized
					Contractual	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Settlement Date	Depreciation	Depreciation	(Depreciation)
BRL	780,000	USD	337,006	Barclays Bank PLC Wholesale	11/12/2014	$4,782	-	$4,782
CAD	4,300,000	USD	3,929,542	Goldman Sachs International	10/16/2014	21,231	-	21,231
EUR	829,470	USD	1,093,557	UBS AG London	9/3/2014	-	($3,675)	(3,675)
EUR	590,000	USD	778,222	BNP Paribas SA	11/12/2014	-	(2,644)	(2,644)
GBP	56,472	USD	95,741	Barclays Bank PLC Wholesale	9/3/2014	-	(1,989)	(1,989)
GBP	54,115	USD	92,843	Goldman Sachs International	9/3/2014	-	(3,004)	(3,004)
GBP	11,704,053	USD	19,402,448	UBS AG London	9/3/2014	28,041	-	28,041
GBP	340,000	USD	570,060	Barclays Bank PLC Wholesale	11/12/2014	-	(5,940)	(5,940)
GBP	372,000	USD	616,526	Royal Bank of Scotland PLC	11/12/2014	687	-	687
GBP	130,000	USD	218,540	UBS AG London	11/12/2014	-	(2,847)	(2,847)
INR	111,000,000	USD	1,836,228	UBS AG London	10/17/2014	-	(26,469)	(26,469)
JPY	291,000,000	USD	2,828,208	Royal Bank of Scotland PLC	10/16/2014	-	(30,416)	(30,416)
USD	3,626,777	AUD	3,900,000	Barclays Bank PLC Wholesale	10/15/2014	-	(4,855)	(4,855)
USD	8,762,430	BRL	20,370,000	Barclays Bank PLC Wholesale	11/12/2014	-	(163,481)	(163,481)
USD	7,311,257	CAD	7,800,000	UBS AG London	10/16/2014	144,737	-	144,737
USD	148,605	EUR	108,622	BNP Paribas SA	9/3/2014	5,881	-	5,881
USD	1,004,179	EUR	720,848	Goldman Sachs International	9/3/2014	57,021	-	57,021
USD	1,093,764	EUR	829,470	UBS AG London	10/7/2014	3,677	-	3,677
USD	3,400,000	EUR	2,542,759	Royal Bank of Scotland PLC	10/16/2014	58,098	-	58,098
USD	2,991,874	EUR	2,201,055	UBS AG London	10/16/2014	99,068	-	99,068
USD	1,868,367	EUR	1,368,000	UBS AG London	10/17/2014	70,417	-	70,417
USD	6,433,568	EUR	4,790,000	Royal Bank of Scotland PLC	11/12/2014	136,922	-	136,922
USD	19,688,810	GBP	11,613,213	Goldman Sachs International	9/3/2014	409,127	-	409,127
USD	339,660	GBP	201,427	UBS AG London	9/3/2014	5,261	-	5,261
USD	19,193,713	GBP	11,582,216	UBS AG London	10/7/2014	-	(29,320)	(29,320)
USD	2,856,513	JPY	291,000,000	Barclays Bank PLC Wholesale	10/16/2014	58,721	-	58,721
						$1,103,671	($274,640)	$829,031

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period August 31, 2014, the fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

9

During the period ended August 31, 2014, the fund wrote option contracts to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund. The following tables summarize the fund’s written options activities during the period ended August 31, 2014 and the contracts held at August 31, 2014.

	Notional Value	Premiums Received

Oustanding, beginning of period	8,475,000	$300,000
Options written	36,300,000	923,358
Options closed	(8,475,000)	(300,000)
Options exercised
Options expired
Outstanding, end of period	36,300,000	$923,358

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Description	Counterpary	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date		Amount	Premium	Value

PUTS

2-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.26%	Jul 2016	USD	12,400,000	$483,000	($599,084)

1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Pay	3.30%	Jun 2015	USD	23,900,000	440,358	(180,851)
								$923,358	($779,935)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

10

During the period ended August 31, 2014, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, to maintain diversity and liquidity of the fund and as a substitute for securities purchased. The following table summarizes the interest rate swap contracts held as of August 31, 2014.

At August 31, 2014 all interest rate swaps were exchange cleared.

						Unamortized
						Upfront	Unrealized
Notional		USD Notional	Payments Made by		Maturity	Payment Paid	Appreciation
Amount	Currency	Amount	Fund	Payments Received by Fund	Date	Received	(Depreciation)	Market Value

28,000,000	EUR	37,757,985	EUR-EURIBOR-Reuters	Fixed 0.7470%	Mar 2016	-	$334,498	$334,498

28,000,000	EUR	38,344,608	Fixed 0.7470%	6 Month EURIBOR	Mar 2016	($101,598)	(232,900)	(334,498)

36,500,000	USD	36,500,000	Fixed 0.7175%	6 Month LIBOR	Mar 2016	-	(199,440)	(199,440)

36,500,000	USD	36,500,000	USD-LIBOR-BBA	Fixed 0.7175%	Mar 2016	107,365	92,075	199,440

79,200,000	USD	79,200,000	Fixed 0.9600%	USD-LIBOR-BBA	Jun 2016	-	(47,076)	(47,076)

2,300,000	GBP	3,498,759	Fixed 0.8770%	6 Month LIBOR	Jul 2016	-	21,166	21,166

77,000,000	EUR	101,035,549	EUR-EURIBOR-Reuters	Fixed 0.9425%	Jul 2016	-	682,106	682,106

77,000,000	EUR	105,014,898	Fixed 0.9425%	EUR-EURIBOR-Reuters	Jul 2016	(209,024)	(473,082)	(682,106)

6,000,000	EUR	8,173,496	EUR-EURIBOR-Reuters	Fixed 1.1875%	Oct 2016	-	70,824	70,824

6,000,000	EUR	8,353,195	Fixed 1.1875%	EUR-EURIBOR-Reuters	Oct 2016	(40,374)	(30,450)	(70,824)

46,500,000	GBP	75,385,805	Fixed 1.6680%	6 Month LIBOR	Nov 2016	-	51,637	51,637

46,500,000	GBP	77,987,421	GBP-LIBOR-BBA	Fixed 1.6680%	Nov 2016	(298,532)	246,895	(51,637)

85,000,000	AUD	77,592,266	AUD-BBR-BBSW	Fixed 3.8850%	Nov 2016	-	794,675	794,675

85,000,000	AUD	79,717,220	Fixed 3.885%	AUD-BBR-BBSW	Nov 2016	(497,998)	(296,677)	(794,675)

325,000,000	SEK	49,553,258	Fixed 2.1400%	SEK-STIBOR-SIDE	Dec 2016	(58,244)	(594,727)	(652,971)

325,000,000	SEK	49,975,397	SEK-STIBOR-SIDE	Fixed 2.1400%	Dec 2016	-	652,971	652,971

36,000,000	EUR	49,300,211	EUR-EURIBOR-Reuters	Fieed 1.0025%	Dec 2016	-	326,485	326,485

36,000,000	EUR	50,119,172	Fixed 1.0025%	EUR-EURIBOR-Reuters	Dec 2016	(121,957)	(204,528)	(326,485)

2,100,000	GBP	3,194,519	Fixed 1.8780%	6 Month LIBOR	Jul 2020	-	25,955	25,955

10,300,000	GBP	15,976,324	Fixed 2.3350%	GBP-LIBOR-BBA	Jul 2020	338,915	(401,937)	(63,022)

10,300,000	GBP	15,668,354	GBP-LIBOR-BBA	Fixed 2.3350%	Jul 2020	-	63,022	63,022

4,700,000	EUR	6,167,105	EUR-EURIBOR-Reuters	Fixed 1.8200%	Jul 2020	-	355,373	355,373

4,700,000	EUR	6,543,336	Fixed 1.8200%	EUR-EURIBOR-Reuters	Jul 2020	(119,729)	(235,644)	(355,373)

6,000,000	USD	6,000,000	Fixed 2.8000%	3 Month LIBOR	Jul 2020	-	(153,492)	(153,492)

6,000,000	USD	6,000,000	USD-LIBOR-BBA	Fixed 2.8000%	Jul 2020	70,000	83,492	153,492

20,000,000	GBP	33,106,005	Fixed 3.5700%	GBP-LIBOR-BBA	Jan 2021	-	(500,266)	(500,266)

32,000,000	USD	32,000,000	USD-LIBOR-BBA	Fixed 3.9700%	Jan 2021	-	531,030	531,030

14,500,000	GBP	24,352,762	Fixed 3.3550%	GBP-LIBOR-BBA	Jun 2021	-	(245,045)	(245,045)

24,700,000	USD	24,700,000	USD-LIBOR-BBA	Fixed 3.6770%	Jun 2021	-	249,067	249,067

6,000,000	EUR	8,216,702	EUR-EURIBOR-Reuters	Fixed 2.2700%	Mar 2024	96,998	871,511	968,509

6,000,000	EUR	8,090,997	Fixed 2.2710%	6 Month EURIBOR	Mar 2024	-	(968,509)	(968,509)

8,200,000	USD	8,200,000	3 Month Libor	Fixed 2.99375%	Mar 2024	-	488,943	488,943

8,200,000	USD	8,200,000	Fixed 2.9938%	USD-LIBOR-BBA	Mar 2024	42,864	(531,807)	(488,943)

1,550,000	USD	1,550,000	Fixed 3.8025%	USD-LIBOR-BBA	Jun 2024	(32,000)	(1,862)	(33,862)

36,300,000	USD	36,300,000	USD-LIBOR-BBA	Fixed 3.8025%	Jun 2024	-	793,035	793,035

4,000,000	EUR	5,427,799	EUR-EURIBOR-Reuters	Fixed 2.2740%	Nov 2024	-	583,382	583,382

240,000,000	JPY	2,349,141	Fixed 0.9260%	6 Month LIBOR	Nov 2024	-	(64,328)	(64,328)

3,100,000	USD	3,100,000	Fixed 3.2450%	3 Month LIBOR	Nov 2024	-	(187,606)	(187,606)

2,800,000	GBP	4,259,358	Fixed 2.7550%	6 Month LIBOR	Jul 2026	-	(128,907)	(128,907)

1,200,000	GBP	2,056,319	GBP-LIBOR-BBA	Fixed 2.7550%	Jul 2026	(4,750)	59,944	55,194

8,800,000	EUR	11,546,920	EUR-EURIBOR-Reuters	Fixed 2.9180%	Jul 2027	-	1,386,998	1,386,998

8,800,000	EUR	11,922,643	Fixed 2.9180%	6 Month EURIBOR	Jul 2027	139,512	(1,526,510)	(1,386,998)

400,000	EUR	527,020	EUR-EURIBOR-Reuters	Fixed 3.3210%	Sep 2027	-	81,551	81,551

400,000	EUR	540,900	Fixed 3.3210%	6 Month EURIBOR	Sep 2027	(9,466)	(72,085)	(81,551)

1,250,000	GBP	1,901,499	Fixed 3.1400%	6 Month LIBOR	Jul 2033	-	(136,879)	(136,879)

4,720,000	EUR	6,382,622	EUR-EURIBOR-Reuters	Fixed 2.9240%	Nov 2035	-	1,273,094	1,273,094

600,000	EUR	791,700	Fixed 2.9240%	EUR-EURIBOR-Reuters	Nov 2035	(158,340)	(3,494)	(161,834)

2,250,000	EUR	3,059,663	EUR-EURIBOR-Reuters	Fixed 2.4440%	Jun 2036	-	322,356	322,356

1,750,000	GBP	2,662,099	Fixed 3.3010%	6 Month LIBOR	Jul 2043	-	(333,637)	(333,637)

690,000	EUR	908,833	EUR-EURIBOR-Reuters	Fixed 2.4600%	Jul 2043	145,476	23,249	168,724

3,500,000	EUR	4,592,525	Fixed 2.4600%	6 Month EURIBOR	Jul 2043	-	(792,660)	(792,660)

11

						Unamortized
						Upfront	Unrealized
Notional		USD Notional	Payments Made by		Maturity	Payment Paid	Appreciation
Amount	Currency	Amount	Fund	Payments Received by Fund	Date	Received	(Depreciation)	Market Value

280,000	EUR	368,914	Fixed 2.7850%	EUR-EURIBOR-Reuters	Sep 2043	-	(100,848)	(100,848)

330,000	GBP	550,605	Fixed 3.2997%	GBP-LIBOR-BBA	Feb 2044	-	(62,471)	(62,471)

50,000	EUR	68,793	Fixed 2.5762%	EUR-EURIBOR-Reuters	Feb 2044	-	(14,022)	(14,022)

9,900,000	GBP	16,682,985	Fixed 3.4375%	GBP-LIBOR-BBA	May 2044	-	(527,344)	(527,344)

2,500,000	GBP	4,143,498	GBP-LIBOR-BBA	Fixed 3.4375%	May 2044	114,361	18,807	133,168

3,400,000	GBP	5,694,999	Fixed 3.4860%	GBP-LIBOR-BBA	Jun 2044	-	(196,115)	(196,115)

10,300,000	USD	10,300,000	Fixed 3.8725%	USD-LIBOR-BBA	Jun 2044	-	(330,574)	(330,574)

1,420,000	USD	1,420,000	USD-LIBOR-BBA	Fixed 3.8725%	Jun 2044	38,000	7,574	45,574

2,500,000	GBP	3,802,999	Fixed 3.56125%	6 Month LIBOR	Jul 2045	-	(622,792)	(622,792)

2,500,000	GBP	3,877,749	GBP-LIBOR-BBA	Fixed 3.56125%	Jul 2045	(77,555)	700,347	622,792

3,800,000	EUR	5,138,552	EUR-EURIBOR-Reuters	Fixed 2.8000%	Jul 2047	(232,587)	1,224,196	991,609

3,800,000	EUR	4,986,170	Fixed 2.8000%	6 Month EURIBOR	Jul 2047	-	(991,609)	(991,609)

330,000	EUR	455,664	EUR-EURIBOR-Reuters	Fixed 3.1150%	Sep 2047	7,650	109,340	116,990

330,000	EUR	434,792	Fixed 3.1150%	6 Month EURIBOR	Sep 2047	-	(116,990)	(116,990)

600,000	EUR	791,700	EUR-EURIBOR-Reuters	Fixed 2.9080%	Nov 2055	242,788	(3,890)	238,898

3,030,000	EUR	4,097,319	Fixed 2.9080%	6 Month EURIBOR	Nov 2055	-	(1,206,433)	(1,206,433)

1,200,000	EUR	1,631,821	Fixed 2.4350%	EUR-EURIBOR-Reuters	Jun 2056	-	(239,204)	(239,204)

		$1,334,750,945				($618,225)	($250,243)	($868,468)

The following are abbreviations for the table:
BBA	The British Bankers’ Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	SEK Stockholm Inter-bank Offered Rate

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

12

During the period ended August 31, 2014, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of August 31, 2014 as a Buyer of protection.

							Unamortized	Unrealized
		Notional		Notional (Pay)/Received	Notional (Pay)/Received	Maturity	Upfront	Appreciation
Counterparty	Reference Obligation	Amount	Currency	Amont USD	Fixed Rate	Date	Payment	(Depreciation)	Market Value

BNP Paribas	Russian Federation	3,250,000	USD	$3,250,000	(1.000)%	Sep 2019	$113,996	$119,882	$233,878
Merrill Lynch International	RWE Aktiengesellschaft	770,000	EUR	1,066,296	(1.000)%	Jun 2019	(16,403)	(3,679)	(20,082)
Merrill Lynch International	ENEL S.P.A.	770,000	EUR	1,066,296	(1.000)%	Jun 2019	(12,385)	(2,000)	(14,385)
Morgan Stanley & Company
International PLC	Vivendi	770,000	EUR	1,066,296	(1.000)%	Jun 2019	(15,900)	(4,915)	(20,815)
Exchange Cleared Swaps
	CDX Investment Grade 21 5Y	11,230,000	USD	11,230,000	(1.000)%	Dec 2018	(131,273)	(132,196)	(263,469)
	CDX Investment Grade 21 5Y	10,400,000	USD	10,400,000	(1.000)%	Jun 2019	(136,441)	(92,634)	(229,075)
	CDX Investment Grade 22 5Y	10,700,000	USD	10,700,000	(1.000)%	Jun 2019	(166,608)	(47,378)	(213,986)

				$38,778,888			($365,014)	($162,920)	($527,934)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended August 31, 2014 to gain exposure to security or credit index. The following table summarizes the credit default swap contracts the fund held as of August 31, 2014 where the fund acted as a Seller of protection.

		Implied
		Credit
		Spreads						Unamortized
		and/or						Upfront
		Credit				(Pay)/Received		Payment	Unrealized
		Rating at	Notional		USD Notional	Fixed	Maturity	Paid	Appreciation	Market
Counterparty	Reference Obligation	8-31-14	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

BNP Paribas	Hungary	1.61%	3,250,000	USD	$3,250,000	1.000%	Sep 2019	($106,577)	$11,670	($94,907)
Merrill Lynch International	Centrica PLC	0.56%	770,000	EUR	1,066,296	1.000%	Jun 2019	18,929	4,104	23,033
Merrill Lynch International	E.ON SE	0.54%	770,000	EUR	1,066,296	1.000%	Jun 2019	16,908	7,480	24,388
Morgan Stanley & Company International PLC	Orange	0.60%	770,000	EUR	1,066,296	1.000%	Jun 2019	16,403	4,663	21,066
Exchange Cleared Swaps
	CDX Investment Grade 21 5Y	0.49%	11,230,000	USD	11,230,000	1.000%	Dec 2018	170,367	93,102	263,469
	iTraxx Europe Main Series 21 5Y	0.60%	7,675,000	EUR	10,604,168	1.000%	Jun 2019	144,641	46,888	191,529

					$28,283,056			$260,671	$167,907	$428,578

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

13

During the period ended August 31, 2014, the fund used inflation swaps to manage duration of the fund, manage against anticipated changes in inflations and to maintain diversity and liquidity of the fund. The following table summarizes the inflation swap contracts held as of August 31, 2014.

					Payments		Unrealized
	Notional		USD Notional	Payments Made	Received by		Appreciation
Counterparty	Amount	Currency	Amount	by Fund	Fund	Maturity Date	(Depreciation)	Market Value

Barclays	12,500,000	GBP	20,856,240	Fixed 2.6950%	UK-RPI	Feb 2016	($42,994)	($42,994)
Barclays	2,450,000	GBP	3,804,974	Fixed 3.1550%	UK-RPI	Aug 2018	(51,231)	(51,231)
Merrill Lynch International	2,600,000.00	GBP	4,313,141	Fixed 2.9040%	UK-RPI	Aug 2016	314	314
Morgan Stanley	4,000,000.00	GBP	6,618,199	Fixed 2.9100%	UK-RPI	Aug 2016	(321)	(321)
Morgan Stanley	6,700,000	GBP	10,938,418	Fixed 3.0400%	UK-RPI	Feb 2019	(92,047)	(92,047)
Morgan Stanley	21,300,000.00	USD	21,300,000	Fixed 2.3275%	USA-CPI-U	Jul 2019	(151,761)	(151,761)
Morgan Stanley	1,400,000.00	GBP	2,316,370	Fixed 3.0300%	UK-RPI	Aug 2019	(1,472)	(1,472)
Morgan Stanley	3,440,000	GBP	5,796,916	Fixed 3.6100%	UK-RPI	May 2034	(325,480)	(325,480)
Morgan Stanley	3,440,000	GBP	5,796,916	UK-RPI	Fixed 3.6525%	May 2044	464,334	464,334
UBS AG	1,600,000.00	GBP	2,680,000	Fixed 3.5780%	UK-RPI	Jun 2034	(113,506)	(113,506)
UBS AG	1,600,000	GBP	2,680,000	UK RPI INDEX	Fixed 3.6310%	Jun 2044	168,358	168,358

			87,101,174				(145,806)	(145,806)

The following are abbreviations for the table above:

UK-RPI-GBP	Non-revised Retail Price Index
USA-CPI-U	Consumer Price Index for all Urban Consumers

Currency Abbreviations:

GBP	Pound Sterling
USD	U.S. Dollar

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.

427Q1 8/14
10/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	October 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	October 10, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo

Chief Financial Officer

Date:	October 10, 2014